UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  May 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Core Plus Fund
Convergence Opportunities Fund
Convergence Market Neutral Fund

May 31, 2016

Investment Adviser

Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	8

CONVERGENCE CORE PLUS FUND
SCHEDULE OF INVESTMENTS	18
SCHEDULE OF SECURITIES SOLD SHORT	26

CONVERGENCE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS	30
SCHEDULE OF SECURITIES SOLD SHORT	37

CONVERGENCE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS	41
SCHEDULE OF SECURITIES SOLD SHORT	48

STATEMENTS OF ASSETS AND LIABILITIES	52

STATEMENTS OF OPERATIONS	54

STATEMENTS OF CHANGES IN NET ASSETS
CONVERGENCE CORE PLUS FUND	55
CONVERGENCE OPPORTUNITIES FUND	56
CONVERGENCE MARKET NEUTRAL FUND	57

STATEMENTS OF CASH FLOWS	58

FINANCIAL HIGHLIGHTS
CONVERGENCE CORE PLUS FUND	60
CONVERGENCE OPPORTUNITIES FUND	64
CONVERGENCE MARKET NEUTRAL FUND	65

NOTES TO FINANCIAL STATEMENTS	66

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY
AGREEMENT – CONVERGENCE MARKET NEUTRAL FUND	78

NOTICE OF PRIVACY POLICY & PRACTICES	81

ADDITIONAL INFORMATION	82

Dear Shareholder:

We are pleased to provide to you the semi-annual report of the Convergence Core Plus Fund and the Convergence Opportunities Fund for the period ended May 31, 2016.  With the Convergence Core Plus Fund’s inception on December 29, 2009, we have now completed over six years and the Convergence Opportunities Fund is nearing its 3 year anniversary.

We are thrilled to announce a few exciting changes at Convergence Investment Partners.

First, in early 2016 we launched our third mutual fund, the Convergence Market Neutral Fund.  This new fund offers an institutional share class trading under the symbol, CPMNX and was designed by veteran portfolio manager, David Abitz, CFA.  The fund employs the Convergence systematic long/short investment approach and seeks positive absolute returns.  The fund strives for improved total returns and the potential for downside risk mitigation through an active short, when compared to the BofA Merrill Lynch 3 Month Treasury Bill Index.

Second, Senior Analyst Justin Neuberg, CFA has been named a co-portfolio manager of the Convergence Long/Short Strategies. This includes the Large Cap Core Plus Strategy, the Small Cap Strategy and the Market Neutral Strategy.  As a co-portfolio manager on the Convergence Long/Short Strategies, Mr. Neuberg joins founder and chief architect of the Convergence strategies, David Abitz, CFA, who is also the firm’s President and Chief Investment Officer.  Mr. Neuberg and Mr. Abitz have worked together since 2009 and are both firm believers in the Convergence dynamic fundamental process which seeks to benefit from fundamentally sound companies outperforming their inferior counterparts.

Convergence Core Plus Fund Performance:

The Convergence Core Plus Fund’s Institutional Class was up cumulatively 117.51% net of fees from December 29, 2009 (its inception) through May 31, 2016 versus the Russell 3000 Index at 112.61%. Ten thousand dollars invested in the Convergence Core Plus Fund (MARNX) at its inception would be worth $21,751 as of 5/31/2016*.

Convergence Core Plus Fund
Returns through May 31, 2016 (net of fees)

	Total Returns
	Quarter	Six Months
Convergence Core Plus
Institutional Class	5.05%	-4.41%
Investment Class	4.93%	-4.56%
Russell 3000 Index	9.63%	1.29%

	Average Annual Returns
				Since	Since
				Inception	Inception
	One	Three	Five	Annualized	Annualized
	Year	Years	Years	12/29/09	1/31/13
Convergence Core Plus
Institutional Class	-2.64%	7.20%	9.80%	12.87%	n/a
Investment Class	-2.94%	6.91%	n/a	n/a	9.44%
Russell 3000 Index	0.22%	10.57%	11.15%	12.47%	12.51%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Gross Expense Ratios: Institutional Class is 2.24%, Investment Class is 2.50%
(as of the prospectus dated March 29, 2016).
Gross Expense Ratio Net of Dividends and Interest on Short Positions: Institutional Class 1.26%, Investment Class 1.52% (as of the prospectus dated March 29, 2016).

*
This illustrates the performance of a hypothetical $10,000 investment made in the Fund from 12/29/2009 – 5/31/2016 and assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This does not imply any future performance.

Convergence Opportunities Fund Performance

The Convergence Opportunities Fund completed its first 3.5 years, from November 29, 2013 through May 31, 2016, up cumulatively 5.36% net of fees, outperforming the Russell 2000 Index at 4.57%.

Convergence Opportunities Fund
Returns through May 31, 2016 (net of fees)

	Total Returns		Average Annual Returns
				Since
				Inception
		Six	One	Annualized
	Quarter	Months	Year	11/29/13
Convergence Opportunities
Institutional Class	6.86%	-4.60%	-4.34%	2.11%
Russell 2000 Index	12.15%	-2.86%	-5.97%	1.80%

Gross Expense Ratios: Institutional Class 2.63%
(as of the prospectus dated March 29, 2016).
Gross Expense Ratio Net of Dividends and Interest on Short Positions: Institutional Class 1.34% (as of the prospectus dated March 29, 2016).

Convergence Market Neutral Fund Performance

The Convergence Market Neutral Fund was down cumulatively -4.00% net of fees from January 29, 2016 (its inception) through May 31st, 2016.

Convergence Market Neutral Fund
Returns through May 31, 2016 (net of fees)

	Total Returns
		Since
	One	Inception
	Month	Quarter	1/29/2016
Convergence Market Neutral Institutional Class	0.10%	-3.23%	-4.00%
BofA Merrill Lynch 3 Month Treasury Bill Index	0.01%	0.08%	0.11%

Gross Expense Ratios: Institutional Class is 2.77%,
(as of the prospectus dated December 28, 2015).
Gross Expense Ratio Net of Dividends and Interest on Short Positions: Institutional Class 1.58% (as of the prospectus dated December 28, 2015).

Our strategies are based on corporate fundamentals supported by compelling empirical results…

Convergence Investment Partners is an active equity manager dedicated to managing outstanding U.S. equity strategies. Our team’s experience spans decades of investing based on fundamental stock picking combined with advanced technology. This has allowed us to develop systematic stock selection strategies that we believe can help garner powerful results. Convergence uses its proprietary process to select and rank investments, construct portfolios, and help manage risk in each of its products.

Our strategies are based on corporate fundamentals supported by compelling empirical results that are applied within each industry group. Our firm’s name, Convergence, communicates our philosophy of a fundamental stock picking process that incorporates the intersection of sound investment theory executed in a disciplined environment utilizing advanced technology.

Thank you for your support.

David J. Abitz, CFA	Justin Neuberg, CFA
President & Chief Investment Officer	Co-Portfolio Manager
Convergence Investment Partners, LLC	Convergence Investment Partners, LLC

Past performance is not indicative of future results.

This commentary is for informational purposes only and should not be viewed as a recommendation to buy or sell any security.  Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed in this documentation and should understand that statements regarding future prospects may not be realized. Investors should note that income from such securities may fluctuate and that each security’s price or value may rise or fall. Accordingly, investors may receive back less than originally invested. There is no guarantee that the views expressed will come to pass.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro, and midcap companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  The Funds invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.  The Market Neutral Fund is a new fund and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index.  The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. The volatility of an index may be materially different from that of the strategy due to varying degrees of diversification and other factors. Index returns do not reflect the deduction of any fees. You cannot invest directly in an index.

CONVERGENCE FUNDS
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Investment Class shares only) and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/15 – 5/31/16) for the Convergence Core Plus Fund and the Convergence Opportunities Fund and (1/29/16 – 5/31/16) for the Convergence Market Neutral Fund.

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Core Plus Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual**	$1,000.00	$ 955.90	$10.66
Hypothetical (5% return
before expenses)***	$1,000.00	$1,014.10	$10.98

*
Expenses are equal to the Fund’s annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.30%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.36.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.56.

	Convergence Core Plus Fund –
	Investment Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual**	$1,000.00	$ 954.40	$11.87
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.85	$12.23

*
Expenses are equal to the Fund’s annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.54%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.52.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.77.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Opportunities Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual**	$1,000.00	$ 954.00	$13.48
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.20	$13.88

*
Expenses are equal to the Fund’s annualized expense ratio of 2.76%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.35%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.59.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.81.

	Convergence Market Neutral Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/29/16	5/31/16	1/29/16 – 5/31/16*
Actual**	$1,000.00	$ 960.00	$10.46
Hypothetical (5% return
before expenses)***	$1,000.00	$1,005.85	$10.71

*
Expenses are equal to the Fund’s annualized expense ratio of 3.23%, multiplied by the average account value over the period, multiplied by 121/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $4.86.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $4.99.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Excludes securities lending collateral.

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2016

	Institutional	Russell
	Class Shares	3000 Index
One Year	(2.64)%	0.22%
Three Year	7.20%	10.57%
Five Year	9.80%	11.15%
Since Inception (12/29/09)	12.87%	12.47%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*	Inception Date

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2016

	Investment	Russell
	Class Shares	3000 Index
One Year	(2.94)%	0.22%
Three Year	6.91%	10.57%
Since Inception (1/31/13)	9.44%	12.51%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Investment Class shares. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000 Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Excludes securities lending collateral.

Continued

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2016

	Institutional	Russell
	Class Shares	2000 Index
One Year	(4.34)%	(5.97)%
Since Inception (11/29/13)	2.11%	1.80%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 Index is a subset of the Russell 3000 Index.

One cannot invest directly in an index.

Growth of $100,000 Investment

*	Inception Date

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek positive absolute returns. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price). The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities it expects to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Excludes securities lending collateral.

Continued

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2016

		BofA
		Merrill Lynch
		3 Month
	Institutional	Treasury
	Class Shares	Bill Index
Since Inception (1/29/16)	(4.00)%	0.11%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month Treasury Bill Index is a unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

One cannot invest directly in an index.

Growth of $100,000 Investment

*	Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS* 125.05%

Accommodation 0.95%
Marriott International, Inc. – Class A (c)	17,793	$1,175,050
Wyndham Worldwide Corp.	6,611	445,515
		1,620,565

Administrative and Support Services 2.21%
Brink’s Co.	16,800	489,720
ManpowerGroup, Inc.	8,354	666,231
Paychex, Inc.	37,878	2,053,745
Robert Half International, Inc.	13,647	567,579
		3,777,275

Air Transportation 3.62%
Delta Air Lines, Inc.	39,289	1,707,500
Hawaiian Holdings, Inc. (a)	39,533	1,599,505
Southwest Airlines Co.	35,527	1,509,187
United Continental Holdings, Inc. (a)	30,370	1,369,383
		6,185,575

Amusement, Gambling, and Recreation Industries 0.32%
Six Flags Entertainment Corp.	9,530	549,786

Animal Production and Aquaculture 1.32%
Cal-Maine Foods, Inc. (c)(d)	50,430	2,244,135

Apparel Manufacturing 0.40%
Michael Kors Holdings Ltd. (a)(b)	15,770	673,694

Broadcasting (except Internet) 0.90%
Sirius XM Holdings, Inc. (a)	381,930	1,535,359

Building Material and Garden Equipment and Supplies Dealers 0.87%
Home Depot, Inc.	11,208	1,480,801

Chemical Manufacturing 10.28%
AbbVie, Inc.	69,895	4,398,492
Gilead Sciences, Inc.	51,437	4,478,105
Huntsman Corp.	53,845	803,906
Jazz Pharmaceuticals PLC (a)(b)	12,763	1,934,360
Lexicon Pharmaceuticals, Inc. (a)(c)(d)	92,782	1,318,432
Mallinckrodt PLC (a)(b)	22,710	1,438,906
PolyOne Corp.	24,356	912,620

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Chemical Manufacturing 10.28% (Continued)
Trinseo SA (a)(b)	19,360	$911,662
United Therapeutics Corp. (a)	11,317	1,347,515
		17,543,998

Clothing and Clothing Accessories Stores 0.78%
Children’s Place, Inc.	18,768	1,322,769

Computer and Electronic Product Manufacturing 9.68%
Apple, Inc.	57,799	5,771,808
Fossil Group, Inc. (a)	25,922	722,446
Garmin Ltd. (b)	17,220	732,195
HP, Inc.	84,434	1,129,727
Intel Corp.	88,416	2,793,061
Jabil Circuit, Inc.	49,389	942,342
NVIDIA Corp.	32,953	1,539,564
ON Semiconductor Corp. (a)	186,335	1,820,493
Sanmina Corp. (a)	40,214	1,077,333
		16,528,969

Construction of Buildings 0.42%
Toll Brothers, Inc. (a)	24,640	718,256

Credit Intermediation and Related Activities 14.13%
American Express Co.	59,686	3,924,951
Capital One Financial Corp.	40,034	2,932,090
Citizens Financial Group, Inc.	47,470	1,117,919
Discover Financial Services	33,458	1,900,749
Fifth Third Bancorp	45,162	852,207
JPMorgan Chase & Co.	86,142	5,622,487
Old National Bancorp	73,390	965,812
Regions Financial Corp.	219,572	2,158,393
SunTrust Banks, Inc.	22,825	1,000,192
Visa, Inc.	10,818	853,973
Western Union Co.	94,222	1,832,618
Zions Bancorporation	34,140	956,603
		24,117,994

Data Processing, Hosting and Related Services 2.06%
Citrix Systems, Inc. (a)	20,840	1,769,733
Rackspace Hosting, Inc. (a)	69,713	1,742,825
		3,512,558

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Fabricated Metal Product Manufacturing 0.55%
Crown Holdings, Inc. (a)	18,135	$946,103

Food and Beverage Stores 0.75%
Core-Mark Holding Company, Inc.	9,556	818,184
United Natural Foods, Inc. (a)	12,360	460,534
		1,278,718

Food Manufacturing 5.36%
Bunge Ltd. (b)	32,260	2,163,678
Dean Foods Co.	131,306	2,400,274
Pilgrim’s Pride Corp.	92,857	2,309,354
Tyson Foods, Inc. – Class A	35,576	2,269,037
		9,142,343

Furniture and Related Product Manufacturing 0.48%
Herman Miller, Inc.	14,225	450,364
Steelcase, Inc. – Class A	23,594	376,560
		826,924

General Merchandise Stores 3.20%
Big Lots, Inc.	24,316	1,271,727
Target Corp.	20,816	1,431,724
Wal-Mart Stores, Inc.	38,867	2,751,006
		5,454,457

Health and Personal Care Stores 2.83%
Express Scripts Holding Co. (a)	20,893	1,578,466
McKesson Corp.	9,257	1,695,327
Owens & Minor, Inc.	41,663	1,553,613
		4,827,406

Hospitals 0.83%
Community Health Systems, Inc. (a)	105,590	1,419,130

Insurance Carriers and Related Activities 7.01%
Aetna, Inc.	13,657	1,546,382
Aflac, Inc.	18,680	1,297,513
Anthem, Inc.	10,872	1,436,844
Assurant, Inc.	12,420	1,085,384
Essent Group Ltd. (a)(b)	35,599	778,194
First American Financial Corp.	26,838	1,026,285
Primerica, Inc.	19,494	1,093,808

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Insurance Carriers and Related Activities 7.01% (Continued)
Unum Group	28,934	$1,068,243
Validus Holdings Ltd (b)	22,970	1,118,409
WellCare Health Plans, Inc. (a)	14,980	1,519,272
		11,970,334

Machinery Manufacturing 3.78%
General Electric Co. (c)	164,194	4,963,585
Ingersoll-Rand PLC (b)	12,540	837,797
Terex Corp.	30,650	649,167
		6,450,549

Merchant Wholesalers, Durable Goods 1.49%
Arrow Electronics, Inc. (a)	16,604	1,072,950
HD Supply Holdings, Inc. (a)	18,560	655,168
VWR Corp. (a)(c)	28,207	814,054
		2,542,172

Merchant Wholesalers, Nondurable Goods 4.15%
AmerisourceBergen Corp.	19,654	1,473,657
Cardinal Health, Inc.	19,940	1,574,263
Herbalife Ltd. (a)(b)	34,767	2,012,662
Procter & Gamble Co.	25,039	2,029,160
		7,089,742

Mining (except Oil and Gas) 0.55%
Newmont Mining Corp.	28,830	934,380

Miscellaneous Manufacturing 0.42%
Coach, Inc.	18,140	715,079

Motion Picture and Sound Recording Industries 0.82%
Regal Entertainment Group – Class A (c)	66,612	1,400,850

Motor Vehicle and Parts Dealers 1.26%
Group 1 Automotive, Inc.	11,203	696,603
Penske Automotive Group, Inc.	36,560	1,444,851
		2,141,454
Nonmetallic Mineral Product Manufacturing 0.26%
USG Corp. (a)	15,452	445,945

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Nonstore Retailers 1.89%
GNC Holdings, Inc. – Class A	57,230	$1,490,842
World Fuel Services Corp.	37,709	1,733,483
		3,224,325

Paper Manufacturing 1.07%
International Paper Co.	21,791	918,709
Packaging Corporation of America	13,239	903,297
		1,822,006

Personal and Laundry Services 0.80%
Shutterfly, Inc. (a)	28,280	1,365,924

Petroleum and Coal Products Manufacturing 4.72%
CVR Energy, Inc.	28,548	560,683
Owens Corning	19,437	992,648
PBF Energy, Inc. – Class A	47,190	1,244,400
Tesoro Corp.	21,188	1,654,359
Valero Energy Corp.	33,398	1,826,870
Western Refining, Inc.	83,949	1,783,077
		8,062,037

Plastics and Rubber Products Manufacturing 0.39%
Carlisle Companies, Inc.	6,450	669,639

Primary Metal Manufacturing 0.55%
Commercial Metals Co.	54,340	933,018

Professional, Scientific, and Technical Services 5.93%
Amgen, Inc.	16,216	2,561,317
Leidos Holdings, Inc.	38,038	1,879,077
MasterCard, Inc. – Class A	19,870	1,905,533
Quintiles Transnational Holdings, Inc. (a)	25,250	1,714,223
VMware, Inc. – Class A (a)(c)(d)	33,909	2,053,529
		10,113,679

Publishing Industries (except Internet) 8.62%
Aspen Technology, Inc. (a)	51,656	1,969,127
CA, Inc.	59,263	1,915,380
Cogent Communications Holdings, Inc.	5,670	225,779
Mentor Graphics Corp.	80,936	1,735,268
Meredith Corp.	15,009	742,946
Microsoft Corp.	36,303	1,924,059

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Publishing Industries (except Internet) 8.62% (Continued)
New York Times Co. – Class A	65,048	$786,430
Nuance Communications, Inc. (a)	119,370	1,995,867
Oracle Corp.	47,432	1,906,766
Thomson Reuters Corp. (b)	35,770	1,504,128
		14,705,750

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 0.95%
E*TRADE Financial Corp. (a)	22,620	630,872
Morgan Stanley	17,826	487,898
Morningstar, Inc.	5,980	504,891
		1,623,661

Specialty Trade Contractors 0.29%
EMCOR Group, Inc.	10,527	500,559

Support Activities for Mining 3.22%
Diamond Offshore Drilling, Inc.	72,550	1,873,241
Noble Corp. PLC (b)(c)	215,429	1,796,678
Rowan Companies PLC – Class A (b)	107,969	1,827,915
		5,497,834

Telecommunications 2.18%
NeuStar, Inc. – Class A (a)(c)(d)	44,227	1,041,546
Verizon Communications, Inc.	52,463	2,670,367
		3,711,913

Transportation Equipment Manufacturing 5.46%
B/E Aerospace, Inc.	13,670	651,239
Boeing Co.	32,275	4,071,491
Ford Motor Co.	114,709	1,547,424
Lear Corp.	13,833	1,642,807
Moog, Inc. – Class A (a)	14,160	763,649
Wabtec Corp.	8,319	643,724
		9,320,334
Utilities 4.45%
Ameren Corp.	22,350	1,107,443
CenterPoint Energy, Inc.	47,771	1,076,281
Dynegy, Inc. (a)	59,500	1,120,980
Exelon Corp.	31,154	1,067,648
FirstEnergy Corp.	33,100	1,086,011

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Utilities 4.45% (Continued)
MDU Resources Group, Inc.	48,780	$1,115,598
Southwest Gas Corp.	14,773	1,025,689
		7,599,650

Water Transportation 1.68%
Carnival Corp. (b)	36,998	1,766,284
Royal Caribbean Cruises Ltd. (b)	14,170	1,096,616
		2,862,900

Wholesale Electronic Markets and Agents and Brokers 0.62%
Tech Data Corp. (a)	14,105	1,065,915

Wood Product Manufacturing 0.55%
Universal Forest Products, Inc.	11,175	938,030
TOTAL COMMON STOCKS (Cost $201,769,486)		213,414,494

REAL ESTATE INVESTMENT TRUSTS* 5.66%
Corrections Corp. of America	24,375	819,000
DCT Industrial Trust, Inc.	18,990	819,039
DiamondRock Hospitality Co.	87,631	783,421
DuPont Fabros Technology, Inc.	19,080	807,275
Empire State Realty Trust, Inc. – Class A	40,569	768,783
Equity Residential	11,018	762,556
Host Hotels & Resorts, Inc.	53,220	819,588
Liberty Property Trust	21,397	798,536
Mid-America Apartment Communities, Inc.	8,590	884,683
Pebblebrook Hotel Trust	2,313	58,334
Piedmont Office Realty Trust, Inc. – Class A	40,790	817,840
RLJ Lodging Trust	35,084	718,871
Xenia Hotels & Resorts, Inc.	49,476	797,553
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,240,354)		9,655,479

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 4.25%
Money Market Funds 4.25%
First American Government
Obligations Fund – Class Y, 0.010% (c)(e)	7,247,673	7,247,673
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $7,247,673)		7,247,673

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS 0.87%
AIM STIT-STIC Prime Portfolio – Institutional Class, 0.450% (c)(e)	1,494,734	$1,494,734
TOTAL SHORT-TERM INVESTMENTS (Cost $1,494,734)		1,494,734
Total Investments (Cost $219,752,247) 135.83%		231,812,380
Liabilities in Excess of Other Assets (35.83)%		(61,168,261)
TOTAL NET ASSETS 100.00%		$170,644,119

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $207,720,898, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan. See Note 11 in the Notes to the Financial Statements.
(e)	Variable rate security; the rate shown below represents the rate at May 31, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

May 31, 2016 (Unaudited)

	Shares	Value
Aaron’s, Inc.	(16,440)	$(412,644)
ACADIA Pharmaceuticals, Inc.	(8,748)	(309,942)
Advance Auto Parts, Inc.	(2,630)	(404,599)
Advanced Drainage Systems, Inc.	(13,310)	(323,566)
AECOM	(10,566)	(339,274)
Air Lease Corp. – Class A	(9,240)	(277,662)
Aircastle Ltd. (a)	(16,570)	(350,290)
Alder Biopharmaceuticals, Inc.	(8,760)	(263,413)
Alnylam Pharmaceuticals, Inc.	(7,623)	(546,722)
American Equity Investment Life Holding Co.	(26,340)	(426,971)
American Woodmark Corp.	(4,010)	(323,848)
Amsurg Corp.	(6,760)	(505,580)
Anadarko Petroleum Corp.	(8,875)	(460,258)
Antero Resources Corp.	(16,320)	(473,770)
ARRIS International, Inc. (a)	(19,750)	(475,975)
Arthur J. Gallagher & Co.	(8,826)	(426,561)
AutoNation, Inc.	(7,160)	(361,150)
Bluebird Bio, Inc.	(6,810)	(308,153)
Broadcom Ltd. (a)	(4,753)	(733,672)
CalAtlantic Group, Inc.	(11,120)	(411,329)
CF Industries Holdings, Inc.	(9,540)	(263,876)
Cheniere Energy, Inc.	(13,961)	(448,567)
Chubb Ltd. (a)	(6,157)	(779,538)
CommScope Holding Company, Inc.	(14,984)	(466,752)
Compass Minerals International, Inc.	(3,278)	(255,520)
Computer Sciences Corp.	(10,440)	(513,647)
comScore, Inc.	(15,910)	(515,166)
Concho Resources, Inc.	(4,005)	(485,966)
Cullen/Frost Bankers, Inc.	(7,770)	(519,813)
Cypress Semiconductor Corp.	(30,091)	(319,867)
Darling Ingredients, Inc.	(28,470)	(437,015)
DexCom, Inc.	(10,300)	(664,247)
Dollar Tree, Inc.	(4,630)	(419,200)
Dycom Industries, Inc.	(3,930)	(333,618)
Edgewell Personal Care Co.	(7,661)	(608,513)
Envestnet, Inc.	(10,423)	(352,193)
Envision Healthcare Holdings, Inc.	(24,816)	(615,685)
Equinix, Inc.	(1,110)	(401,820)
Ferroglobe PLC (a)	(29,260)	(266,851)
FireEye, Inc.	(32,404)	(515,872)
Freeport-McMoRan, Inc. – Class B	(19,270)	(213,512)
Gentherm, Inc.	(8,058)	(294,762)
Golar LNG Ltd. (a)	(26,003)	(452,452)
Gramercy Property Trust	(44,180)	(394,527)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Gulfport Energy Corp.	(15,561)	$(478,345)
Hain Celestial Group, Inc.	(8,730)	(431,611)
Harris Corp.	(5,831)	(459,308)
HubSpot, Inc.	(12,353)	(589,979)
Infinera Corp.	(35,240)	(461,996)
Insulet Corp.	(7,060)	(211,941)
Intercept Pharmaceuticals, Inc.	(4,538)	(673,258)
International Bancshares Corp.	(8,040)	(225,442)
Intra-Cellular Therapies, Inc.	(6,697)	(259,174)
Jack in the Box, Inc.	(2,900)	(247,080)
Kansas City Southern	(3,305)	(307,696)
Kennedy-Wilson Holdings, Inc.	(20,172)	(430,067)
Kite Pharma, Inc.	(9,826)	(503,583)
KLX, Inc.	(10,833)	(356,297)
Korn/Ferry International	(15,081)	(435,087)
LendingClub Corp.	(89,495)	(425,996)
Level 3 Communications, Inc.	(12,360)	(666,822)
Liberty Broadband Corp. – Class C	(4,358)	(252,023)
Liberty Ventures – Class A	(10,881)	(405,970)
Lions Gate Entertainment Corp. (a)	(14,360)	(320,228)
Macquarie Infrastructure Corp.	(8,237)	(589,852)
Madison Square Garden Co. – Class A	(2,070)	(346,787)
Marketo, Inc.	(15,960)	(562,271)
Medical Properties Trust, Inc.	(32,178)	(473,017)
MGM Resorts International	(10,740)	(245,409)
Microsemi Corp.	(7,320)	(247,636)
Middleby Corp.	(2,630)	(326,646)
National Fuel Gas Co.	(10,499)	(577,445)
Netflix, Inc.	(3,980)	(408,229)
NetScout Systems, Inc.	(20,662)	(501,260)
Neurocrine Biosciences, Inc.	(15,487)	(768,929)
Nevro Corp.	(2,890)	(201,491)
New Relic, Inc.	(17,550)	(529,308)
New York Community Bancorp, Inc.	(50,110)	(788,730)
Nordson Corp.	(3,700)	(321,826)
NorthStar Asset Management Group, Inc.	(32,295)	(404,010)
Olin Corp.	(11,170)	(257,022)
OneMain Holdings, Inc.	(13,630)	(426,074)
PacWest Bancorp	(9,895)	(412,424)
Pandora Media, Inc.	(45,000)	(530,550)
Party City Holdco, Inc.	(21,964)	(306,178)
Pattern Energy Group, Inc. – Class A	(24,430)	(532,085)
Platform Specialty Products Corp.	(26,500)	(251,485)
Post Holdings, Inc.	(5,323)	(404,601)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Prothena Corp. PLC (a)	(6,430)	$(312,112)
Proto Labs, Inc.	(5,220)	(343,476)
Puma Biotechnology, Inc.	(6,679)	(252,399)
QTS Realty Trust, Inc.	(7,570)	(391,142)
Radius Health, Inc.	(6,121)	(221,947)
RBC Bearings, Inc.	(4,371)	(327,388)
RSP Permian, Inc.	(13,722)	(451,865)
Santander Consumer USA Holdings, Inc.	(31,650)	(407,019)
ServiceMaster Global Holdings, Inc.	(6,720)	(256,973)
Sotheby’s	(8,220)	(245,778)
Southern Copper Corp.	(9,930)	(258,676)
Spectrum Brands Holdings, Inc.	(3,599)	(419,535)
Splunk, Inc.	(9,120)	(523,944)
SS&C Technologies Holdings, Inc.	(8,011)	(493,397)
Stamps.com, Inc.	(5,661)	(515,094)
Stifel Financial Corp.	(14,130)	(533,831)
SunPower Corp.	(11,230)	(196,862)
Tableau Software, Inc.	(9,860)	(507,198)
Team Health Holdings, Inc.	(4,246)	(203,681)
TESARO, Inc.	(8,463)	(391,837)
Tesla Motors, Inc.	(1,317)	(293,994)
Texas Capital Bancshares, Inc.	(5,521)	(282,896)
TFS Financial Corp.	(27,891)	(514,588)
TransDigm Group, Inc.	(1,280)	(337,331)
TripAdvisor, Inc.	(1,646)	(111,500)
Triumph Group, Inc.	(9,777)	(368,887)
Twitter, Inc.	(10,858)	(165,259)
Tyler Technologies, Inc.	(3,426)	(525,172)
Ultragenyx Pharmaceutical, Inc.	(7,203)	(526,539)
Under Armour, Inc. – Class A	(11,450)	(432,009)
United Bankshares, Inc.	(8,722)	(347,223)
Vector Group Ltd.	(20,070)	(430,903)
Verisk Analytics, Inc.	(5,730)	(454,904)
Viacom, Inc. – Class B	(17,710)	(785,793)
Walgreens Boots Alliance, Inc.	(7,926)	(613,473)
WEC Energy Group, Inc.	(12,310)	(740,324)
Western Alliance Bancorp	(5,831)	(219,829)
Weyerhaeuser Co.	(12,980)	(408,870)
WhiteWave Foods Co.	(9,961)	(444,759)
Whole Foods Market, Inc.	(16,347)	(528,826)
WisdomTree Investments, Inc.	(35,767)	(443,511)
WPX Energy, Inc.	(44,020)	(452,966)
Wright Medical Group NV (a)	(10,920)	(211,193)
Wynn Resorts Ltd.	(2,810)	(270,266)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Yadkin Financial Corp.	(6,210)	$(164,379)
Zayo Group Holdings, Inc.	(23,687)	(658,025)
Zebra Technologies Corp. – Class A	(8,256)	(438,476)
Zimmer Biomet Holdings, Inc.	(6,790)	(829,127)
TOTAL SECURITIES SOLD SHORT (Proceeds $59,335,975)		$(56,484,702)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS* 121.59%

Accommodation 2.01%
Isle of Capri Casinos, Inc. (a)(c)	52,095	$827,789
Penn National Gaming, Inc. (a)	46,810	733,513
		1,561,302

Administrative and Support Services 3.36%
Kforce, Inc.	39,760	743,512
ManTech International Corp. – Class A	29,571	1,062,486
TrueBlue, Inc. (a)	40,565	803,593
		2,609,591

Air Transportation 1.52%
Hawaiian Holdings, Inc. (a)	18,700	756,602
SkyWest, Inc.	17,945	423,502
		1,180,104

Ambulatory Health Care Services 1.12%
Civitas Solutions, Inc. (a)	40,161	873,502

Animal Production and Aquaculture 1.35%
Cal-Maine Foods, Inc. (c)(d)	23,515	1,046,418

Chemical Manufacturing 5.88%
Five Prime Therapeutics, Inc. (a)	13,680	625,450
HB Fuller Co.	12,070	551,116
Insys Therapeutics, Inc. (a)(c)(d)	15,965	249,852
Lexicon Pharmaceuticals, Inc. (a)(c)(d)	50,490	717,463
Myriad Genetics, Inc. (a)	28,788	975,625
PDL BioPharma, Inc.	92,195	330,980
PolyOne Corp.	29,710	1,113,234
		4,563,720

Clothing and Clothing Accessories Stores 0.81%
Children’s Place, Inc.	8,936	629,809

Computer and Electronic Product Manufacturing 9.24%
Amkor Technology, Inc. (a)	66,615	420,341
Cepheid (a)	34,110	955,421
Cree, Inc. (a)	33,374	803,646
InvenSense, Inc. (a)	77,381	478,215
Jabil Circuit, Inc.	46,433	885,942
LivaNova PLC (a)(b)	15,432	753,236
MTS Systems Corp.	8,245	394,111

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 9.24% (Continued)
NeoPhotonics Corp. (a)	63,227	$569,675
Photronics, Inc. (a)	87,983	844,637
Sanmina Corp. (a)	39,891	1,068,679
		7,173,903

Credit Intermediation and Related Activities 17.29%
Banc of California, Inc.	65,505	1,314,030
Central Pacific Financial Corp.	36,781	881,641
Commerce Bancshares, Inc.	29,425	1,439,765
Customers Bancorp, Inc. (a)	38,600	1,037,954
First NBC Bank Holding Co. (a)	35,694	666,407
Flagstar Bancorp, Inc. (a)	58,162	1,409,847
Green Dot Corp. – Class A (a)	19,625	432,928
Hanmi Financial Corp.	44,965	1,094,448
Huntington Bancshares, Inc.	95,081	993,596
KeyCorp	74,634	956,808
Nelnet, Inc. – Class A	5,235	192,020
Regions Financial Corp.	99,111	974,261
SVB Financial Group (a)	8,714	960,283
TCF Financial Corp.	17,260	248,026
TriCo Bancshares	15,677	441,464
World Acceptance Corp. (a)(c)(d)	8,527	372,459
		13,415,937

Data Processing, Hosting and Related Services 2.36%
CSG Systems International, Inc.	20,299	862,910
Rackspace Hosting, Inc. (a)	38,892	972,300
		1,835,210

Educational Services 1.96%
Career Education Corp. (a)	123,647	727,044
Strayer Education, Inc. (a)	16,428	791,337
		1,518,381

Fabricated Metal Product Manufacturing 2.83%
Gibraltar Industries, Inc. (a)	26,210	783,155
Smith & Wesson Holding Corp. (a)	30,255	737,314
Sturm Ruger & Co., Inc.	10,227	677,334
		2,197,803

Food and Beverage Stores 2.24%
Core-Mark Holding Company, Inc.	9,505	813,818
SpartanNash Co.	18,800	558,548

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Food and Beverage Stores 2.24% (Continued)
United Natural Foods, Inc. (a)	9,777	$364,291
		1,736,657

Food Manufacturing 1.66%
Dean Foods Co.	70,480	1,288,374

Food Services and Drinking Places 1.08%
Texas Roadhouse, Inc.	18,650	835,707

Funds, Trusts, and Other Financial Vehicles 0.53%
New Media Investment Group, Inc.	23,685	412,830

Furniture and Related Product Manufacturing 0.76%
Pier 1 Imports, Inc.	105,705	591,948

General Merchandise Stores 1.03%
Big Lots, Inc.	15,333	801,916

Health and Personal Care Stores 1.07%
Owens & Minor, Inc.	22,232	829,031

Hospitals 2.02%
Community Health Systems, Inc. (a)	49,314	662,780
Magellan Health, Inc. (a)	12,947	857,738
Quorum Health Corp. (a)	3,558	47,144
		1,567,662

Insurance Carriers and Related Activities 6.50%
First American Financial Corp.	31,020	1,186,205
Molina Healthcare, Inc. (a)(c)	14,109	683,299
Primerica, Inc.	20,193	1,133,029
Selective Insurance Group, Inc.	10,468	388,886
Triple-S Management Corp. – Class B (a)(b)	36,131	830,290
WellCare Health Plans, Inc. (a)	8,082	819,676
		5,041,385

Leather and Allied Product Manufacturing 0.74%
Vera Bradley, Inc. (a)	37,655	576,875

Lessors of Nonfinancial Intangible Assets
(except Copyrighted Works) 0.89%
RPX Corp. (a)	68,730	690,737

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Machinery Manufacturing 1.51%
Outerwall, Inc. (c)(d)	16,853	$695,186
Rudolph Technologies, Inc. (a)	32,460	473,916
		1,169,102

Management of Companies and Enterprises 0.99%
Cooper-Standard Holding, Inc. (a)	8,917	766,416

Merchant Wholesalers, Durable Goods 1.38%
VWR Corp. (a)(c)	37,079	1,070,100

Merchant Wholesalers, Nondurable Goods 1.19%
Phibro Animal Health Corp. – Class A	13,974	265,366
Rayonier Advanced Materials, Inc.	50,759	657,837
		923,203

Miscellaneous Manufacturing 1.84%
Brady Corp. – Class A	28,620	909,830
Movado Group, Inc.	25,400	521,208
		1,431,038

Miscellaneous Store Retailers 0.63%
Central Garden & Pet Company – Class A (a)	26,725	487,197

Motion Picture and Sound Recording Industries 0.43%
AMC Entertainment Holdings, Inc. – Class A	11,515	330,941

Nonmetallic Mineral Product Manufacturing 1.54%
Headwaters, Inc. (a)	20,807	395,125
USG Corp. (a)	27,605	796,680
		1,191,805

Nonstore Retailers 1.47%
Insight Enterprises, Inc. (a)	25,642	695,924
World Fuel Services Corp.	9,670	444,530
		1,140,454

Nursing and Residential Care Facilities 1.11%
Eldorado Resorts, Inc. (a)	57,592	858,121

Paper Manufacturing 1.56%
Clearwater Paper Corp. (a)	10,319	646,073
Greif, Inc. – Class A	15,735	564,257
		1,210,330

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Personal and Laundry Services 0.87%
Shutterfly, Inc. (a)	13,960	$674,268

Petroleum and Coal Products Manufacturing 0.90%
Alon USA Energy, Inc.	44,100	332,955
Western Refining, Inc.	17,277	366,963
		699,918

Primary Metal Manufacturing 2.65%
Commercial Metals Co.	29,297	503,029
Global Brass & Copper Holdings, Inc.	30,972	845,226
Insteel Industries, Inc.	25,716	712,848
		2,061,103

Printing and Related Support Activities 0.94%
Ennis, Inc.	39,828	727,259

Professional, Scientific, and Technical Services 6.10%
Allscripts Healthcare Solutions, Inc. (a)	63,290	853,782
CACI International, Inc. – Class A (a)	1,997	201,238
Charles River Laboratories International, Inc. (a)	7,573	650,748
Infoblox, Inc. (a)	53,165	1,000,034
Leidos Holdings, Inc.	16,757	827,796
Luminex Corp. (a)	22,255	458,230
SYNNEX Corp.	8,173	744,560
		4,736,388
Publishing Industries (except Internet) 5.81%
Aspen Technology, Inc. (a)	25,046	954,753
Bottomline Technologies (de), Inc. (a)	36,215	907,548
Mentor Graphics Corp.	42,245	905,733
New York Times Co. – Class A	76,095	919,989
Web.com Group, Inc. (a)	48,585	824,487
		4,512,510

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 3.70%
INC Research Holdings, Inc. – Class A (a)	21,360	929,374
KCG Holdings, Inc. – Class A (a)	35,665	501,807
Match Group, Inc. (a)(c)(d)	51,511	721,154
Morningstar, Inc.	5,172	436,672
Piper Jaffray Companies (a)	6,676	281,927
		2,870,934

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Specialty Trade Contractors 0.99%
Comfort Systems USA, Inc.	23,969	$767,008

Support Activities for Mining 3.46%
Atwood Oceanics, Inc. (a)(c)(d)	52,940	564,870
Noble Corp. PLC (b)(c)	47,547	396,542
ONE Gas, Inc.	22,161	1,299,742
Seadrill Ltd. (a)(b)(c)(d)	137,910	426,142
		2,687,296

Support Activities for Transportation 0.58%
Hub Group, Inc. – Class A (a)	11,280	451,426

Telecommunications 2.19%
FairPoint Communications, Inc. (a)	23,696	321,081
NeuStar, Inc. – Class A (a)(c)(d)	37,263	877,543
United States Cellular Corp. (a)	13,384	505,648
		1,704,272

Transportation Equipment Manufacturing 4.40%
Briggs & Stratton Corp.	35,216	786,021
Moog, Inc. – Class A (a)	15,260	822,972
Navistar International Corp. (a)	49,410	555,863
Tenneco, Inc. (a)	9,464	508,406
Wabash National Corp. (a)	52,319	741,883
		3,415,145

Utilities 3.57%
Southwest Gas Corp.	20,733	1,439,492
Talen Energy Corp. (a)	115,863	1,332,425
		2,771,917

Wholesale Electronic Markets and Agents and Brokers 1.55%
Tech Data Corp. (a)	15,889	1,200,732

Wood Product Manufacturing 1.98%
Ply Gem Holdings, Inc. (a)	53,350	802,384
Universal Forest Products, Inc.	8,735	733,216
		1,535,600
TOTAL COMMON STOCKS (Cost $88,688,423)		94,373,285

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS* 13.68%
DiamondRock Hospitality Co.	138,221	$1,235,696
DuPont Fabros Technology, Inc.	27,624	1,168,771
Empire State Realty Trust, Inc. – Class A	70,839	1,342,398
PS Business Parks, Inc.	10,672	1,053,647
RLJ Lodging Trust	60,385	1,237,289
Ryman Hospitality Properties, Inc.	22,007	1,079,663
Sovran Self Storage, Inc.	10,356	1,121,244
Sunstone Hotel Investors, Inc.	78,844	949,282
Tanger Factory Outlet Centers, Inc.	30,949	1,090,024
Xenia Hotels & Resorts, Inc.	21,107	340,245
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,162,868)		10,618,259

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 6.00%
Money Market Funds 6.00%
First American Government
Obligations Fund – Class Y, 0.010% (c)(e)	4,657,142	4,657,142
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $4,657,142)		4,657,142

SHORT-TERM INVESTMENTS 2.28%
AIM STIT-STIC Prime Portfolio – Institutional Class, 0.450% (c)(e)	1,767,707	1,767,707
TOTAL SHORT-TERM INVESTMENTS (Cost $1,767,707)		1,767,707
Total Investments (Cost $105,276,140) 143.55%		111,416,393
Liabilities in Excess of Other Assets (43.55)%		(33,800,449)
TOTAL NET ASSETS 100.00%		$77,615,944

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $96,342,727, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan. See Note 11 in the Notes to the Financial Statements.
(e)	Variable rate security; the rate shown below represents the rate at May 31, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

May 31, 2016 (Unaudited)

	Shares	Value
2U, Inc.	(6,115)	$(170,242)
Aaron’s, Inc.	(6,240)	(156,624)
ACADIA Pharmaceuticals, Inc.	(3,275)	(116,033)
Achillion Pharmaceuticals, Inc.	(14,245)	(133,191)
Advisory Board Co.	(10,950)	(359,488)
Alder Biopharmaceuticals, Inc.	(2,666)	(80,167)
Amplify Snack Brands, Inc.	(23,354)	(304,770)
Andersons, Inc.	(3,970)	(142,047)
Anixter International, Inc.	(3,325)	(200,165)
Argan, Inc.	(4,480)	(155,456)
Atara Biotherapeutics, Inc.	(5,673)	(102,738)
AtriCure, Inc.	(11,339)	(164,302)
Benefitfocus, Inc.	(4,969)	(182,412)
Bluebird Bio, Inc.	(2,061)	(93,260)
Blueprint Medicines Corp.	(5,970)	(113,370)
BMC Stock Holdings, Inc.	(10,460)	(205,225)
CalAtlantic Group, Inc.	(11,184)	(413,696)
Capitol Federal Financial, Inc. – Class A	(20,470)	(277,983)
Cardiovascular Systems, Inc.	(14,761)	(249,312)
Carriage Services, Inc.	(7,260)	(170,900)
Cerus Corp.	(32,960)	(183,258)
Chart Industries, Inc.	(6,715)	(174,321)
Chefs’ Warehouse, Inc.	(5,461)	(82,898)
Chegg, Inc.	(34,115)	(166,481)
CIRCOR International, Inc.	(3,060)	(171,482)
City Holding Co.	(5,880)	(289,061)
Clovis Oncology, Inc.	(6,039)	(101,636)
ClubCorp Holdings, Inc.	(13,281)	(160,302)
Compass Minerals International, Inc.	(2,715)	(211,634)
Cullen/Frost Bankers, Inc.	(3,990)	(266,931)
Cypress Semiconductor Corp.	(28,535)	(303,326)
Darling Ingredients, Inc.	(17,119)	(262,777)
DigitalGlobe, Inc.	(6,900)	(144,417)
Dorian LPG Ltd. (a)	(11,815)	(105,626)
DTS, Inc.	(5,922)	(153,084)
Engility Holdings, Inc.	(10,815)	(254,476)
Envestnet, Inc.	(7,346)	(248,221)
Etsy, Inc.	(18,630)	(172,328)
Evolent Health, Inc. – Class A	(17,297)	(264,991)
Exact Sciences Corp.	(16,228)	(107,754)
FireEye, Inc.	(12,163)	(193,635)
Gener8 Maritime, Inc. (a)	(10,373)	(74,997)
Genesee & Wyoming, Inc. – Class A	(3,470)	(208,443)
GEO Group, Inc.	(10,968)	(364,796)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Glaukos Corp.	(11,640)	$(283,434)
Golar LNG Ltd. (a)	(7,480)	(130,152)
Gramercy Property Trust	(47,337)	(422,719)
Gray Television, Inc.	(11,945)	(141,190)
Greenlight Capital Re Ltd. – Class A (a)	(16,193)	(329,366)
Group 1 Automotive, Inc.	(2,485)	(154,517)
GTT Communications, Inc.	(13,265)	(248,586)
Gulfport Energy Corp.	(5,275)	(162,154)
Hain Celestial Group, Inc.	(2,041)	(100,907)
Hertz Global Holdings, Inc.	(24,395)	(236,388)
Hortonworks, Inc.	(17,435)	(203,641)
Houghton Mifflin Harcourt Co.	(9,818)	(168,870)
HRG Group, Inc.	(8,069)	(105,946)
Infinera Corp.	(7,195)	(94,326)
Instructure, Inc.	(9,488)	(164,617)
Intercept Pharmaceuticals, Inc.	(810)	(120,172)
Intra-Cellular Therapies, Inc.	(3,955)	(153,059)
Iridium Communications, Inc.	(16,807)	(146,725)
KapStone Paper and Packaging Corp.	(11,685)	(178,196)
Kennedy-Wilson Holdings, Inc.	(20,170)	(430,024)
Kite Pharma, Inc.	(1,965)	(100,706)
KLX, Inc.	(4,225)	(138,960)
Kraton Performance Polymers, Inc.	(8,965)	(243,758)
La Jolla Pharmaceutical Co.	(5,260)	(84,686)
Lattice Semiconductor Corp.	(44,635)	(259,776)
LDR Holding Corp.	(8,812)	(185,316)
LendingClub Corp.	(18,810)	(89,536)
Liberty TripAdvisor Holdings, Inc.	(7,415)	(170,323)
LifeLock, Inc.	(14,467)	(189,084)
LogMeIn, Inc.	(3,274)	(200,598)
Loral Space & Communications, Inc.	(3,660)	(140,434)
Manitowoc Company, Inc.	(30,330)	(172,881)
MaxLinear, Inc. – Class A	(11,747)	(243,398)
Milacron Holdings Corp.	(8,960)	(146,944)
Motorcar Parts of America, Inc.	(5,258)	(157,530)
NetScout Systems, Inc.	(10,014)	(242,939)
Nevro Corp.	(3,090)	(215,435)
New Jersey Resources Corp.	(7,045)	(247,632)
New Relic, Inc.	(7,164)	(216,066)
New Senior Investment Group, Inc.	(40,739)	(422,464)
NewLink Genetics Corp.	(6,040)	(70,849)
Nimble Storage, Inc.	(27,235)	(243,209)
NN, Inc.	(12,710)	(211,749)
NorthStar Asset Management Group, Inc.	(12,695)	(158,814)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Northwest Bancshares, Inc.	(20,100)	$(297,682)
Olin Corp.	(9,319)	(214,430)
ORBCOMM, Inc.	(13,245)	(124,503)
Owens-Illinois, Inc.	(11,025)	(208,373)
PacWest Bancorp	(5,480)	(228,406)
Pandora Media, Inc.	(19,961)	(235,340)
Pattern Energy Group, Inc. – Class A	(28,845)	(628,244)
PDC Energy, Inc.	(1,800)	(104,490)
Pennsylvania Real Estate Investment Trust	(15,844)	(334,308)
Physicians Realty Trust	(21,529)	(408,836)
Platform Specialty Products Corp.	(20,943)	(198,749)
Potlatch Corp.	(8,835)	(301,980)
PRA Group, Inc.	(4,592)	(126,326)
Puma Biotechnology, Inc.	(3,745)	(141,524)
Radius Health, Inc.	(3,499)	(126,874)
Rayonier, Inc.	(9,501)	(246,361)
Restoration Hardware Holdings, Inc.	(3,780)	(125,723)
Rush Enterprises, Inc. – Class A	(8,780)	(193,336)
S&T Bancorp, Inc.	(9,953)	(257,484)
Sage Therapeutics, Inc.	(2,804)	(92,280)
Select Comfort Corp.	(6,075)	(136,202)
Sequential Brands Group, Inc.	(16,624)	(133,989)
Simmons First National Corp. – Class A	(5,471)	(259,763)
South Jersey Industries, Inc.	(9,001)	(260,038)
South State Corp.	(3,651)	(264,661)
Spectranetics Corp.	(13,500)	(247,320)
SPX Corp.	(10,743)	(178,012)
Standard Motor Products, Inc.	(4,455)	(172,141)
Stratasys Ltd. (a)	(8,177)	(186,599)
SunPower Corp.	(9,915)	(173,810)
Sunrun, Inc.	(21,941)	(139,106)
Surgery Partners, Inc.	(11,998)	(165,032)
Synergy Resources Corp.	(13,359)	(80,688)
Tableau Software, Inc. – Class A	(4,635)	(238,424)
Tailored Brands, Inc.	(9,390)	(129,488)
Team, Inc.	(12,058)	(365,599)
Teekay Tankers Ltd. – Class A (a)	(30,470)	(107,864)
TESARO, Inc.	(2,341)	(108,388)
Texas Capital Bancshares, Inc.	(5,575)	(285,663)
TFS Financial Corp.	(15,745)	(290,495)
Third Point Reinsurance Ltd. (a)	(29,889)	(349,701)
Towne Bank	(12,165)	(265,805)
Trevena, Inc.	(11,965)	(87,584)
Tribune Media Co.	(3,980)	(160,195)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Ultragenyx Pharmaceutical, Inc.	(1,820)	$(133,042)
United Bankshares, Inc.	(5,643)	(224,648)
US Ecology, Inc.	(7,845)	(355,457)
ViaSat, Inc.	(2,699)	(186,312)
Virtus Investment Partners, Inc.	(1,950)	(158,750)
William Lyon Homes – Class A	(19,127)	(310,240)
Wingstop, Inc.	(6,940)	(193,626)
Wright Medical Group NV (a)	(11,419)	(220,843)
Xura, Inc.	(9,209)	(228,567)
Yadkin Financial Corp.	(8,684)	(229,865)
Yelp, Inc. – Class A	(9,650)	(252,734)
Zebra Technologies Corp. – Class A	(3,734)	(198,313)
Zendesk, Inc.	(9,182)	(224,867)
TOTAL SECURITIES SOLD SHORT (Proceeds $28,987,078)		$(29,285,412)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments

May 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS* 92.39%

Accommodation 0.83%
Marriott International, Inc. – Class A	1,667	$110,089

Administrative and Support Services 2.37%
ManpowerGroup, Inc.	1,283	102,319
Paychex, Inc.	2,030	110,067
Robert Half International, Inc.	2,487	103,434
		315,820

Air Transportation 1.27%
Hawaiian Holdings, Inc. (a)	2,068	83,671
United Continental Holdings, Inc. (a)	1,914	86,303
		169,974

Amusement, Gambling, and Recreation Industries 0.83%
Six Flags Entertainment Corp.	1,931	111,399

Animal Production and Aquaculture 0.76%
Cal-Maine Foods, Inc. (c)(d)	2,290	101,905

Apparel Manufacturing 0.79%
Michael Kors Holdings Ltd. (a)(b)	2,452	104,749

Beverage and Tobacco Product Manufacturing 0.55%
Coca-Cola European Partners PLC (b)	1,894	73,506

Broadcasting (except Internet) 0.78%
Starz – Class A (a)	3,834	103,518

Building Material and Garden Equipment and Supplies Dealers 0.74%
Home Depot, Inc.	749	98,958

Chemical Manufacturing 5.59%
Gilead Sciences, Inc.	1,270	110,566
Huntsman Corp.	6,571	98,105
Jazz Pharmaceuticals PLC (a)(b)	657	99,575
Lexicon Pharmaceuticals, Inc. (a)(c)(d)	8,450	120,074
Mallinckrodt PLC (a)(b)	1,680	106,445
PolyOne Corp.	2,603	97,534
United Therapeutics Corp. (a)	950	113,117
		745,416

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Clothing and Clothing Accessories Stores 0.78%
Children’s Place, Inc.	1,484	$104,592

Computer and Electronic Product Manufacturing 6.58%
Amkor Technology, Inc. (a)	15,390	97,111
Apple, Inc.	1,192	119,033
HP, Inc.	9,241	123,645
Intel Corp.	3,193	100,867
Jabil Circuit, Inc.	6,477	123,581
NVIDIA Corp.	1,965	91,805
ON Semiconductor Corp. (a)	9,920	96,918
Sanmina Corp. (a)	4,647	124,493
		877,453

Credit Intermediation and Related Activities 9.39%
American Express Co.	1,460	96,010
Bank of America Corp.	7,137	105,556
Capital One Financial Corp.	1,648	120,700
Citizens Financial Group, Inc.	5,042	118,739
Discover Financial Services	2,090	118,733
EverBank Financial Corp.	7,064	108,220
Flagstar Bancorp, Inc. (a)	4,340	105,202
JPMorgan Chase & Co.	1,898	123,882
Regions Financial Corp.	10,821	106,370
SunTrust Banks, Inc.	3,273	143,423
Western Union Co.	5,480	106,586
		1,253,421

Data Processing, Hosting and Related Services 1.62%
Citrix Systems, Inc. (a)	1,236	104,961
Rackspace Hosting, Inc. (a)	4,428	110,700
		215,661

Electrical Equipment, Appliance, and
Component Manufacturing 0.65%
Whirlpool Corp.	500	87,310

Fabricated Metal Product Manufacturing 2.35%
Crown Holdings, Inc. (a)	1,893	98,758
Smith & Wesson Holding Corp. (a)	4,478	109,128
Timken Co.	3,162	105,137
		313,023

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Food Manufacturing 1.64%
Dean Foods Co.	5,722	$104,598
Tyson Foods, Inc. – Class A	1,788	114,039
		218,637

Furniture and Related Product Manufacturing 1.50%
Herman Miller, Inc.	3,240	102,578
Steelcase, Inc. – Class A	6,110	97,516
		200,094

General Merchandise Stores 2.16%
Big Lots, Inc.	2,378	124,369
Target Corp.	1,544	106,196
Wal-Mart Stores, Inc.	820	58,040
		288,605

Health and Personal Care Stores 1.78%
Express Scripts Holdings Co. (a)	1,548	116,951
Owens & Minor, Inc.	3,249	121,156
		238,107

Insurance Carriers and Related Activities 4.52%
Alleghany Corp. (a)	180	98,069
Anthem, Inc.	822	108,635
First American Financial Corp.	2,371	90,667
Primerica, Inc.	1,713	96,116
Validus Holdings Ltd. (b)	1,984	96,601
WellCare Health Plans, Inc. (a)	1,115	113,084
		603,172

Machinery Manufacturing 2.31%
General Electric Co. (c)	3,540	107,014
Ingersoll-Rand PLC (b)	1,500	100,215
Toro Co.	1,133	101,188
		308,417

Management of Companies and Enterprises 0.67%
Cooper-Standard Holdings, Inc. (a)	1,046	89,904

Merchant Wholesalers, Durable Goods 1.63%
HD Supply Holdings, Inc. (a)	3,100	109,430
VWR Corp. (a)(c)	3,760	108,514
		217,944

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Merchant Wholesalers, Nondurable Goods 3.27%
AmerisourceBergen Corp.	1,487	$111,495
Cardinal Health, Inc.	1,485	117,240
Herbalife Ltd. (a)(b)	1,321	76,473
Nu Skin Enterprises, Inc. – Class A	1,824	71,957
Performance Food Group Co. (a)	2,358	58,549
		435,714

Miscellaneous Manufacturing 0.76%
Coach, Inc.	2,570	101,309

Motion Picture and Sound Recording Industries 0.74%
Regal Entertainment Group – Class A	4,716	99,177

Motor Vehicle and Parts Dealers 0.82%
Penske Automotive Group, Inc.	2,763	109,194

Nonmetallic Mineral Product Manufacturing 1.40%
Headwaters, Inc. (a)	4,799	91,133
USG Corp. (a)	3,336	96,277
		187,410

Nonstore Retailers 0.82%
World Fuel Services Corp.	2,370	108,949

Paper Manufacturing 1.53%
International Paper Co.	2,467	104,009
Packaging Corporation of America	1,466	100,025
		204,034

Personal and Laundry Services 0.78%
Shutterfly, Inc. (a)	2,144	103,555

Petroleum and Coal Products Manufacturing 2.97%
Owens Corning	2,070	105,715
PBF Energy, Inc. – Class A	2,968	78,266
Valero Energy Corp.	1,948	106,556
Western Refining, Inc.	4,959	105,329
		395,866

Primary Metal Manufacturing 0.82%
Commercial Metals Co.	6,403	109,940

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services 3.95%
Allscripts Healthcare Solutions, Inc. (a)	8,480	$114,395
Leidos Holdings, Inc.	2,024	99,986
MasterCard, Inc. – Class A	1,100	105,490
Quintiles Transnational Holdings, Inc. (a)	1,630	110,661
VMware, Inc. – Class A (a)(c)	1,600	96,896
		527,428

Publishing Industries (except Internet) 5.00%
Aspen Technology, Inc. (a)	2,650	101,018
Cogent Communications Holdings, Inc.	1,430	56,943
Meredith Corp.	1,968	97,416
New York Times Co. – Class A	7,420	89,708
Nuance Communications, Inc. (a)	6,074	101,557
Oracle Corp.	2,680	107,736
Rovi Corp. (a)	6,716	112,896
		667,274

Rental and Leasing Services 0.81%
United Rentals, Inc. (a)	1,559	108,616

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 2.04%
Morgan Stanley	3,712	101,597
Morningstar, Inc.	895	75,565
National General Holdings Corp.	4,590	95,151
		272,313

Support Activities for Mining 2.57%
Diamond Offshore Drilling, Inc. (a)	5,210	134,523
Noble Corp. PLC (b)(c)	12,257	102,223
Rowan Companies PLC – Class A (a)(b)	6,240	105,643
		342,389

Support Activities for Transportation 0.65%
Hub Group, Inc. – Class A (a)	2,160	86,443

Telecommunications 0.45%
T-Mobile US, Inc. (a)	1,400	59,864

Transportation Equipment Manufacturing 2.25%
B/E Aerospace, Inc.	2,230	106,237
Boeing Co.	811	102,308

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

Transportation Equipment Manufacturing 2.25% (Continued)
Lear Corp.	770	$91,445
		299,990

Truck Transportation 0.64%
Swift Transportation Co. – Class A (a)	5,480	85,378

Utilities 4.77%
Dynegy, Inc. (a)	5,930	111,721
Exelon Corp.	2,786	95,476
FirstEnergy Corp.	3,301	108,306
Northwest Natural Gas Co.	1,890	103,761
Southwest Gas Corp.	1,630	113,172
UGI Corp.	2,419	103,823
		636,259

Water Transportation 1.58%
Carnival Corp. (b)	2,186	104,360
Royal Caribbean Cruises Ltd. (b)	1,377	106,566
		210,926

Wholesale Electronic Markets and Agents and Brokers 0.82%
Tech Data Corp. (a)	1,454	109,879

Wood Product Manufacturing 0.86%
Universal Forest Products, Inc.	1,365	114,578
TOTAL COMMON STOCKS (Cost $11,644,339)		12,328,159

REAL ESTATE INVESTMENT TRUSTS* 9.31%
Empire State Realty Trust, Inc. – Class A	6,428	121,811
Host Hotels & Resorts, Inc.	8,090	124,586
Liberty Property Trust	3,510	130,992
Mid-America Apartment Communities, Inc.	1,150	118,439
Piedmont Office Realty Trust, Inc. – Class A	6,250	125,313
PS Business Parks, Inc.	1,142	112,750
RLJ Lodging Trust	6,496	133,103
Sovran Self Storage, Inc.	1,146	124,077
Tanger Factory Outlet Centers, Inc.	3,309	116,543
Urban Edge Properties	1,077	28,917
Xenia Hotels & Resorts, Inc.	6,596	106,328
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,161,732)		1,242,859

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2016 (Unaudited)

	Shares	Value

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 1.80%
Money Market Funds 1.80%
First American Government
Obligations Fund – Class Y, 0.010% (c)(e)	240,634	$240,634
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $240,634)		240,634

SHORT-TERM INVESTMENTS 11.34%
AIM STIT-STIC Prime Portfolio – Institutional Class, 0.450% (c)(e)	1,512,907	1,512,908
TOTAL SHORT-TERM INVESTMENTS (Cost $1,512,908)		1,512,908
Total Investments (Cost $14,559,613) 114.84%		15,324,560
Liabilities in Excess of Other Assets (14.84)%		(1,980,311)
TOTAL NET ASSETS 100.00%		$13,344,249

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $12,791,229, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan. See Note 11 in the Notes to the Financial Statements.
(e)	Variable rate security; the rate shown below represents the rate at May 31, 2016.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short

May 31, 2016 (Unaudited)

	Shares	Value
2U, Inc.	(2,608)	$(72,607)
Abengoa Yield PLC (a)	(985)	(17,710)
ACADIA Pharmaceuticals, Inc.	(920)	(32,596)
Achillion Pharmaceuticals, Inc.	(3,630)	(33,941)
Advance Auto Parts, Inc.	(450)	(69,228)
Advisory Board Co.	(2,260)	(74,196)
AECOM	(1,820)	(58,440)
Air Lease Corp. – Class A	(2,133)	(64,097)
Aircastle Ltd. (a)	(3,050)	(64,477)
Alder Biopharmaceuticals, Inc.	(1,070)	(32,175)
Alexion Pharmaceuticals, Inc.	(187)	(28,218)
Allegheny Technologies, Inc.	(5,510)	(68,214)
Alnylam Pharmaceuticals, Inc.	(483)	(34,641)
American Equity Investment Life Holding Co.	(3,600)	(58,356)
American Woodmark Corp.	(800)	(64,608)
Amsurg Corp.	(1,020)	(76,287)
ARRIS International PLC (a)	(2,532)	(61,021)
Assured Guaranty Ltd. (a)	(2,079)	(55,904)
BGC Partners, Inc. – Class A	(3,262)	(30,304)
Bluebird Bio, Inc.	(876)	(39,639)
BMC Stock Holdings, Inc.	(3,346)	(65,649)
BorgWarner, Inc.	(1,868)	(63,568)
Boston Beer Company, Inc. – Class A	(420)	(65,268)
Broadcom Ltd. (a)	(459)	(70,851)
Brookdale Senior Living, Inc.	(4,160)	(74,630)
CalAtlantic Group, Inc.	(2,010)	(74,350)
CF Industries Holdings, Inc.	(2,310)	(63,895)
Charter Communications, Inc. – Class A	(346)	(75,753)
Cheniere Energy, Inc.	(2,580)	(82,896)
CommScope Holding Company, Inc.	(2,198)	(68,468)
Communications Sales & Leasing, Inc.	(2,940)	(73,441)
comScore, Inc.	(2,100)	(67,998)
Concho Resources, Inc.	(630)	(76,444)
Cullen/Frost Bankers, Inc.	(950)	(63,555)
Cypress Semiconductor Corp.	(7,430)	(78,980)
CyrusOne, Inc.	(1,720)	(84,813)
DexCom, Inc.	(1,196)	(77,130)
Dillard’s, Inc. – Class A	(1,170)	(69,159)
Dollar Tree, Inc.	(800)	(72,432)
Dominion Resources, Inc.	(875)	(63,219)
Dycom Industries, Inc.	(760)	(64,516)
Edgewell Personal Care Co.	(1,401)	(111,281)
Ellie Mae, Inc.	(372)	(31,512)
Endurance Specialty Holdings Ltd. (a)	(858)	(58,276)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Enstar Group Ltd. (a)	(400)	$(62,348)
Envestnet, Inc.	(1,990)	(67,242)
Envision Healthcare Holdings, Inc.	(2,798)	(69,418)
Equinix, Inc.	(230)	(83,260)
Erie Indeminity Co. – Class A	(610)	(59,719)
Extra Space Storage, Inc.	(918)	(85,346)
Ferroglobe PLC (a)	(7,122)	(64,953)
FireEye, Inc.	(3,956)	(62,980)
FNB Corp.	(4,714)	(63,120)
Freeport-McMoRan, Inc. – Class B	(5,146)	(57,018)
GEO Group, Inc.	(2,390)	(79,491)
Golar LNG Ltd. (a)	(4,080)	(70,992)
Graham Holdings Co.	(162)	(80,668)
Gramercy Property Trust	(9,565)	(85,416)
Gulfport Energy Corp.	(2,200)	(67,628)
Hain Celestial Group, Inc.	(1,329)	(65,706)
Harman International Industries, Inc.	(619)	(48,431)
Harris Corp.	(800)	(63,016)
Hertz Global Holdings, Inc.	(9,532)	(92,365)
Howard Hughes Corp.	(690)	(75,389)
Infinera Corp.	(4,872)	(63,871)
Insulet Corp.	(2,560)	(76,850)
Intercept Pharmaceuticals, Inc.	(310)	(45,991)
International Bancshares Corp.	(2,250)	(63,090)
Intra-Cellular Therapies, Inc.	(850)	(32,895)
Jack in the Box, Inc.	(830)	(70,716)
Kansas City Southern	(478)	(44,502)
Kennedy-Wilson Holdings, Inc.	(3,510)	(74,833)
Kite Pharma, Inc.	(720)	(36,900)
KLX, Inc.	(1,706)	(56,110)
Korn/Ferry International	(2,780)	(80,202)
LendingClub Corp.	(7,810)	(37,176)
Liberty Ventures – Class A	(1,990)	(74,247)
LifeLock, Inc.	(5,213)	(68,133)
LinkedIn Corp. – Class A	(467)	(63,746)
Lions Gate Entertainment Corp. (a)	(3,151)	(70,267)
M&T Bank Corp.	(520)	(62,140)
Macquarie Infrastructure Corp.	(1,187)	(85,001)
Macy’s, Inc.	(2,230)	(74,058)
Madison Square Garden Co. – Class A	(450)	(75,389)
Marketo, Inc.	(1,123)	(39,563)
Medical Properties Trust, Inc.	(5,740)	(84,378)
Medicines Co.	(990)	(37,234)
Microsemi Corp.	(2,190)	(74,088)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
Middleby Corp.	(520)	$(64,584)
National Fuel Gas Co.	(1,475)	(81,125)
Netflix, Inc.	(820)	(84,108)
NetScout Systems, Inc.	(2,679)	(64,993)
Neurocrine Biosciences, Inc.	(860)	(42,699)
Nevro Corp.	(1,016)	(70,836)
New Jersey Resources Corp.	(2,290)	(80,494)
New Relic, Inc.	(2,341)	(70,605)
New York Community Bancorp, Inc.	(4,048)	(63,716)
Newell Brands, Inc.	(1,185)	(56,513)
Noble Energy, Inc.	(2,010)	(71,858)
Nordson Corp.	(730)	(63,495)
NorthStar Asset Management Group, Inc.	(5,231)	(65,440)
Novavax, Inc.	(5,540)	(33,739)
Oasis Petroleum, Inc.	(6,910)	(69,376)
Old Dominion Freight Line, Inc.	(680)	(43,758)
Olin Corp.	(2,833)	(65,187)
On Assignment, Inc.	(2,088)	(78,655)
Palo Alto Networks, Inc.	(505)	(65,882)
Pandora Media, Inc.	(5,790)	(68,264)
Park National Corp.	(590)	(55,425)
Pattern Energy Group, Inc. – Class A	(4,058)	(88,383)
Platform Specialty Products Corp.	(6,090)	(57,794)
Post Holdings, Inc.	(890)	(67,649)
PRA Group, Inc.	(2,110)	(58,046)
Prothena Corp. PLC (a)	(740)	(35,920)
Proto Labs, Inc.	(1,020)	(67,116)
Puma Biotechnology, Inc.	(914)	(34,540)
QTS Realty Trust, Inc. – Class A	(1,540)	(79,572)
Radius Health, Inc.	(770)	(27,920)
RBC Bearings, Inc.	(861)	(64,489)
Santander Consumer USA Holdings, Inc.	(6,340)	(81,532)
Skechers U.S.A., Inc. – Class A	(1,640)	(51,119)
South Jersey Industries, Inc.	(3,002)	(86,727)
Southern Copper Corp.	(2,504)	(65,229)
Splunk, Inc.	(1,140)	(65,493)
SS&C Technologies Holdings, Inc.	(929)	(57,217)
Stamps.com, Inc.	(710)	(64,603)
Stifel Financial Corp.	(1,830)	(69,137)
SunPower Corp.	(4,052)	(71,032)
Synergy Resources Corp.	(11,885)	(71,785)
Tableau Software, Inc. – Class A	(1,350)	(69,444)
TASER International, Inc.	(2,870)	(64,202)
Team Health Holdings, Inc.	(407)	(19,524)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2016 (Unaudited)

	Shares	Value
TESARO, Inc.	(542)	$(25,095)
Tesla Motors, Inc.	(344)	(76,791)
Texas Capital Bancshares, Inc.	(1,402)	(71,838)
TFS Financial Corp.	(3,108)	(57,343)
TherapeuticsMD, Inc.	(3,788)	(33,865)
Third Point Reinsurance Ltd. (a)	(6,218)	(72,751)
TransDigm Group, Inc.	(250)	(65,886)
TripAdvisor, Inc.	(1,058)	(71,669)
Triumph Group, Inc.	(1,710)	(64,518)
Tyler Technologies, Inc.	(470)	(72,046)
Ultragenyx Pharmaceutical, Inc.	(460)	(33,626)
Under Armour, Inc. – Class C	(1,682)	(58,819)
Under Armour, Inc. – Class A	(604)	(22,789)
United Bankshares, Inc.	(1,810)	(72,057)
Vector Group Ltd.	(3,080)	(66,128)
Verisk Analytics, Inc. – Class A	(938)	(74,467)
Viacom, Inc. – Class A	(1,600)	(77,120)
Walgreens Boots Alliance, Inc.	(1,177)	(91,099)
WEC Energy Group, Inc.	(1,290)	(77,581)
WestRock Co.	(1,698)	(67,258)
Weyerhaeuser Co.	(2,542)	(80,073)
WhiteWave Foods Co.	(1,463)	(65,323)
WisdomTree Investments, Inc.	(5,350)	(66,340)
WP Glimcher, Inc.	(7,340)	(75,015)
WPX Energy, Inc.	(6,970)	(71,721)
Wright Medical Group NV (a)	(3,910)	(75,619)
Wynn Resorts Ltd.	(730)	(70,211)
Yadkin Financial Corp.	(2,404)	(63,634)
Yelp, Inc. – Class A	(2,840)	(74,380)
Zayo Group Holdings, Inc.	(3,226)	(89,618)
Zebra Technologies Corp. – Class A	(1,140)	(60,545)
Zendesk, Inc.	(2,190)	(53,633)
Zimmer Biomet Holdings, Inc.	(500)	(61,055)
TOTAL SECURITIES SOLD SHORT (Proceeds $9,790,329)		$(10,569,767)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

May 31, 2016 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Assets
Investments, at value (cost $219,752,247,
$105,276,140 and $14,559,613, respectively)	$231,812,380	$111,416,393	$15,324,560
Receivable for investments sold	72,569,039	—	5,394,268
Deposit for short sales at broker	488,432	235,390	8,671,103
Dividends and interest receivable	380,869	59,439	20,350
Receivable for Fund shares sold	180,221	45,563	60,970
Receivable for securities lending	57,834	49,444	3,351
Receivable from Adviser	—	—	6,135
Cash	—	—	27,463
Other assets	22,407	4,862	13,033
Total Assets	305,511,182	111,811,091	29,521,233

Liabilities
Securities sold short, at value
(proceeds $59,335,975, $28,987,078 and
$9,790,329, respectively)	56,484,702	29,285,412	10,569,767
Payable for Fund shares redeemed	69,430	120,033	—
Payable for investments purchased	70,755,073	—	5,301,874
Dividends payable on short positions	39,185	14,595	6,528
Payable to broker for interest expense	13,885	9,274	1,371
Payable for collateral on
securities loaned (Note 11)	7,247,673	4,657,142	240,634
Payable to Adviser	142,996	65,090	—
Payable to affiliates	87,217	32,164	41,850
Payable for distribution fees	9,553	—	—
Accrued expenses and other liabilities	17,349	11,437	14,960
Total Liabilities	134,867,063	34,195,147	16,176,984
Net Assets	$170,644,119	$77,615,944	$13,344,249

Net Assets Consist Of:
Paid-in capital	138,056,791	73,595,875	13,809,829
Accumulated undistributed
net investment income (loss)	399,945	(810,905)	(39,360)
Accumulated net realized gain (loss)	17,275,977	(1,010,945)	(411,729)
Net unrealized appreciation (depreciation) on:
Investments	12,060,133	6,140,253	764,947
Securities sold short	2,851,273	(298,334)	(779,438)
Net Assets	$170,644,119	$77,615,944	$13,344,249

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities (Continued)

May 31, 2016 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Investment Class Shares
Net Assets	$6,388,485	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	385,142	—	—

Net asset value, redemption price
and offering price per share	$16.59	$—	$—

Institutional Class Shares
Net Assets	$164,255,634	$77,615,944	$13,344,249
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	9,869,097	7,439,344	1,390,505

Net asset value, redemption price
and offering price per share	$16.64	$10.43	$9.60

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2016 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Investment Income
Dividend income(1)	$2,462,626	$740,805	$73,802
Interest income	15,080	187,611	2,553
Securities lending income	111,502	92,304	5,226
Total Investment Income	2,589,208	1,020,720	81,581

Expenses
Management fees	962,096	381,163	37,514
Interest and broker expenses	438,687	323,646	13,442
Dividends on short positions	411,644	213,776	51,218
Administration fees	110,459	43,923	24,909
Transfer agent fees and expenses	51,911	17,651	17,817
Fund accounting fees	50,376	23,402	13,365
Federal and state registration fees	19,256	13,263	13,736
Custody fees	15,745	11,960	5,989
Distribution and service fees – Investment Class	10,065	—	—
Audit and tax fees	9,241	9,241	6,043
Reports to shareholders	7,871	2,958	1,730
Legal fees	6,327	3,355	3,849
Chief Compliance Officer fees and expenses	4,464	3,752	3,982
Trustees’ fees and related expenses	2,026	2,026	1,610
Other expenses	7,599	3,632	1,656
Total Expenses	2,107,767	1,053,748	196,860
Expense waiver by Adviser (Note 4)	—	—	(75,919)
Net Expenses	2,107,767	1,053,748	120,941

Net Investment Income (Loss)	481,441	(33,028)	(39,360)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,874,524	(2,766,335)	629,565
Short transactions	10,296,155	2,580,992	(1,041,294)
Change in net unrealized
appreciation (depreciation) on:
Investments	(23,287,573)	(1,116,199)	764,947
Short transactions	(6,828,927)	(2,469,388)	(779,438)
Realized and Unrealized Loss on Investments	(10,945,821)	(3,770,930)	(426,220)

Net Decrease in Net Assets from Operations	$(10,464,380)	$(3,803,958)	$(465,580)
(1)	Net of $182 and $108 in dividend withholding tax for the Core Plus Fund and Market Neutral Fund, respectively.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
From Operations
Net investment income	$481,441	$631,160
Net realized gain (loss) from:
Investments	8,874,524	29,626,902
Short transactions	10,296,155	(6,944,893)
Change in net unrealized
appreciation (depreciation) on:
Investments	(23,287,573)	(22,513,607)
Short transactions	(6,828,927)	6,501,963
Net increase (decrease) in
net assets from operations	(10,464,380)	7,301,525

From Distributions
Net investment income – Institutional Class	(825,056)	(852,775)
Net investment income – Investment Class	(13,170)	(3,366)
Net realized gain on investments – Institutional Class	(13,520,584)	—
Net realized gain on investments – Investment Class	(598,326)	—
Net decrease in net assets resulting
from distributions paid	(14,957,136)	(856,141)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	15,765,509	53,747,290
Proceeds from shares sold – Investment Class	1,068,974	7,673,645
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	11,864,999	688,428
Net asset value of shares issued in reinvestment of
distributions to shareholders – Investment Class	608,921	2,453
Payments for shares redeemed – Institutional Class	(64,880,427)	(151,405,229)
Payments for shares redeemed – Investment Class	(4,049,899)	(4,920,253)
Net decrease in net assets from capital
share transactions	(39,621,923)	(94,213,666)

Total Decrease In Net Assets	(65,043,439)	(87,768,282)

Net Assets
Beginning of period	235,687,558	323,455,840
End of period	$170,644,119	$235,687,558

Accumulated Undistributed Net Investment Income	$399,945	$756,730

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
From Operations
Net investment loss	$(33,028)	$(828,007)
Net realized gain (loss) from:
Investments	(2,766,335)	2,106,973
Short transactions	2,580,992	(1,207,794)
Change in net unrealized
appreciation (depreciation) on:
Investments	(1,116,199)	1,360,856
Short transactions	(2,469,388)	1,662,360
Net increase (decrease) in
net assets from operations	(3,803,958)	3,094,388

From Distributions
Net realized gain on investments – Institutional Class	(785,835)	—
Net decrease in net assets resulting
from distributions paid	(785,835)	—

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	8,107,723	33,260,164
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	760,541	—
Payments for shares redeemed – Institutional Class	(12,198,228)	(19,844,624)
Net increase (decrease) in net assets from capital
share transactions	(3,329,964)	13,415,540

Total Increase (Decrease) In Net Assets	(7,919,757)	16,509,928

Net Assets
Beginning of period	85,535,701	69,025,773
End of period	$77,615,944	$85,535,701

Accumulated Undistributed Net Investment Loss	$(810,905)	$(777,877)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Statements of Changes in Net Assets

Period Ended
May 31, 2016
(Unaudited)(1)
From Operations
Net investment loss	$(39,360)
Net realized gain (loss) from:
Investments	629,565
Short transactions	(1,041,294)
Change in net unrealized appreciation (depreciation) on:
Investments	764,947
Short transactions	(779,438)
Net decrease in net assets from operations	(465,580)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	11,589,802
Proceeds from shares issued from transfers in-kind – Institutional Class(2)	2,495,039
Payments for shares redeemed – Institutional Class	(275,012)
Net increase in net assets from capital share transactions	13,809,829

Total Increase In Net Assets	13,344,249

Net Assets
Beginning of period	—
End of period	$13,344,249

Accumulated Undistributed Net Investment Loss	$(39,360)

(1)	The Fund commenced operations on January 29, 2016.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows

For the Six Months Ended May 31, 2016 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund

Cash Flows from Operating Activities:
Net decrease in net assets
resulting from operations	$(10,464,380)	$(3,803,958)	$(465,580)
Adjustments to reconcile net decrease
in net assets from operations to net
cash used in operating activities:
Purchases of investments	(368,729,957)	(170,548,101)	(24,470,995)
Investments purchased with
proceeds from securities lending	(7,247,673)	(4,657,142)	(240,634)
Purchases of short-term investments, net	(361,515)	(432,802)	(1,512,908)
Proceeds from sales of
long-term investments	436,751,603	175,841,520	12,185,540
Return of capital distributions received
from underlying investments	2,125,673	(5,623)	107,892
Increase in payable for distribution fees	544	—	—
(Increase)/Decrease in dividends
and interest receivable	60,583	(4,848)	(20,350)
(Increase)/Decrease in deposits at
broker for short sales	3,550,073	1,242,119	(8,671,103)
Increase in receivable for
investment securities sold	(72,569,039)	(7)	(5,394,268)
Increase in receivable for securities lending	(57,834)	(49,444)	(3,351)
Increase in receivable from Advisor	—	—	(6,135)
(Increase)/Decrease in prepaid expenses
and other assets	3,530	6,377	(13,033)
Proceeds from securities sold short	145,275,378	54,346,724	21,320,237
Purchases to cover securities sold short	(162,937,388)	(56,292,309)	(12,570,145)
Increase in payable for investment
securities purchased	70,755,073	—	5,301,874
Increase in payable for collateral
on securities loaned	7,247,673	4,657,142	240,634
Increase/(Decrease) in dividends
payable on short positions	(60,940)	(9,753)	6,528
Increase/(Decrease) in payable to broker	(24,800)	(19,028)	1,371
Decrease in payable to Adviser	(49,676)	(4,379)	—
Increase/(Decrease) in accrued expenses
and other liabilities and expenses payable	(29,899)	(21,712)	56,810
Unrealized depreciation/(appreciation)
on investments	23,287,573	1,116,199	(764,947)
Unrealized depreciation
on short transactions	6,828,927	2,469,388	779,438
Net realized (gain)/loss on investments	(8,874,524)	2,766,335	(629,565)
Net realized (gain)/loss on short transactions	(10,296,155)	(2,580,992)	1,041,294
Net cash provided/(used) in
operating activities	54,182,850	4,015,706	(13,721,396)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows (Continued)

For the Six Months Ended May 31, 2016 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Cash Flows from Financing Activities:
Proceeds from shares sold	$17,072,320	$8,092,160	$14,023,871
Payment on shares redeemed	(69,117,070)	(12,082,572)	(275,012)
Cash distributions paid to shareholders	(2,483,216)	(25,294)	—
Net cash provided by financing activities	(54,527,966)	(4,015,706)	13,748,859
Net change in cash	$(345,116)	$—	$27,463

Cash:
Beginning Balance	345,116	—	—
Ending Balance	$—	$—	$27,463

Supplemental Disclosures:
Cash paid for interest	463,487	342,674	12,071
Non-cash financing activities –
distributions reinvested	12,473,920	760,541	—
Non-cash financing activities –
(decrease)/increase in receivable for
Fund shares sold	(237,837)	15,563	60,970
Non-cash financing activities – decrease in
payable for Fund shares redeemed	186,744	(115,656)	—

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Institutional Class

Six Months Ended
May 31, 2016
(Unaudited)
Net Asset Value, Beginning of Period	$18.63

Income (loss) from investment operations:
Net investment income (loss)(1)	0.04
Net realized and unrealized gain (loss) on investments	(0.83)
Total from investment operations	(0.79)

Less distributions paid:
From net investment income	(0.07)
From net realized gains	(1.13)
Total distributions paid	(1.20)

Net Asset Value, End of Period	$16.64

Total Return(2)(3)	(4.41)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$164,256
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)(5)	2.18%
After waiver, expense reimbursement and recoupments(4)(5)	2.18%
Ratio of net investment income (loss) to average net assets:
Before waiver, expense reimbursement and recoupments(5)	0.51%
After waiver, expense reimbursement and recoupments(5)	0.51%
Portfolio turnover rate(3)	145.05%

(1)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(2)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 1.30% and 1.30%, 1.26% and 1.26%, 1.24% and 1.24%, 1.28% and 1.30%, 1.41% and 1.50%, and 1.56% and 1.50% for the periods ended May 31, 2016, November 30, 2015, November 30, 2014, November 30, 2013, November 30, 2012, and November 30, 2011, respectively.

(5)	Annualized for periods less than one year.
(6)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2015	2014	2013		2012	2011
$18.11	$17.65	$13.97		$11.56	$11.36

0.04	0.02	0.11		0.06	(0.04)
0.53	2.02	4.18		2.39	0.97
0.57	2.04	4.29		2.45	0.93

(0.05)	(0.09)	(0.07)		—	(0.02)
—	(1.49)	(0.54)		(0.04)	(0.71)
(0.05)	(1.58)	(0.61)		(0.04)	(0.73)

$18.63	$18.11	$17.65		$13.97	$11.56

3.15%	12.18%	31.90%		21.21%	8.27%

$225,867	$316,621	$276,054		$85,411	$56,917

2.24%	2.24%	2.21%		2.52%	2.64%
2.24%	2.24%	2.23%		2.61%	2.58%

0.24%	0.15%	0.70%		0.56%	(0.39)%
0.24%	0.15%	0.68%		0.47%	(0.33)%
251.00%	267.84%	247.67	%(6)	275.88%	412.51%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Investment Class

Net Asset Value, Beginning of Period

Income (loss) from investment operations:
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments

Total from investment operations

Less distributions paid:
From net investment income
From net realized gains

Total distributions paid

Net Asset Value, End of Period

Total Return(3)(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)(6)
After waiver and expense reimbursement(5)(6)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(6)
After waiver and expense reimbursement(6)
Portfolio turnover rate(4)

(1)	The Investment Class shares commenced operations on January 31, 2013.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.54% and 1.54%, 1.52% and 1.52%, 1.50% and 1.50%, and 1.56% and 1.56% for the periods ended May 31, 2016, November 30, 2015, November 30, 2014, and November 30, 2013, respectively.

(6)	Annualized for periods less than one year.
(7)	Securities redeemed-in-kind were excluded from the computation of the ratio.
(8)	Amount is less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended				Period Ended
May 31, 2016	Year Ended November 30,			November 30,
(Unaudited)	2015	2014		2013(1)
$18.54	$18.04	$17.61		$14.33

0.02	(0.01)	(0.00	)(8)	0.08
(0.82)	0.52	2.00		3.20
(0.80)	0.51	2.00		3.28

(0.02)	(0.01)	(0.08)		—
(1.13)	—	(1.49)		—
(1.15)	(0.01)	(1.57)		—

$16.59	$18.54	$18.04		$17.61

(4.56)%	2.88%	11.89%		22.89%

$6,388	$9,821	$6,835		$2,064

2.43%	2.50%	2.48%		2.49%
2.43%	2.50%	2.48%		2.49%

0.27%	(0.05)%	(0.03)%		0.59%
0.27%	(0.05)%	(0.03)%		0.59%
145.05%	251.00%	267.84%		247.67	%(7)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Year Ended
	May 31, 2016	November 30,	November 30,
	(Unaudited)	2015	2014(1)
Net Asset Value, Beginning of Period	$11.04	$10.63	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.01)	(0.11)	(0.10)
Net realized and unrealized
gain (loss) on investments	(0.50)	0.52	0.73
Total from investment operations	(0.51)	0.41	0.63

Less distributions paid:
From net investment income	—	—	(0.00	)(7)
From net realized gains	(0.10)	—	—
Total distributions paid	(0.10)	—	—

Net Asset Value, End of Period	$10.43	$11.04	$10.63

Total Return(3)(4)	(4.60)%	3.76%	6.34%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$77,616	$85,536	$69,026
Ratio of expenses to average net assets:
Before waiver and expense
reimbursement(5)(6)	2.76%	2.63%	2.69%
After waiver and expense
reimbursement(5)(6)	2.76%	2.63%	2.69%
Ratio of net investment loss
to average net assets:
Before waiver and expense
reimbursement(6)	(0.09)%	(0.99)%	(1.02)%
After waiver and expense
reimbursement(6)	(0.09)%	(0.99)%	(1.02)%
Portfolio turnover rate(4)	162.82%	319.97%	281.92%

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than a full year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.35% and 1.35%, 1.34% and 1.34%, and 1.50% and 1.50% for the periods ended May 31, 2016, November 30, 2015 and November 30, 2014, respectively.

(6)	Annualized for periods less than one year.
(7)	Amount is less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
May 31, 2016
(Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized loss on investments	(0.37)
Total from investment operations	(0.40)

Net Asset Value, End of Period	$9.60

Total Return(3)(4)	(4.00)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$13,344
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)(6)	5.25%
After waiver and expense reimbursement(5)(6)	3.23%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(6)	(3.07)%
After waiver and expense reimbursement(6)	(1.05)%
Portfolio turnover rate(4)	119.05%

(1)	The Fund commenced operations on January 29, 2016.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than a full year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 3.52% and 1.50% for the period ended May 31, 2016.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
May 31, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Convergence Core Plus Fund, Convergence Opportunities Fund and Convergence Market Neutral Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Convergence Core Plus Fund and Convergence Opportunities Fund is long-term capital growth. The investment objective of the Convergence Market Neutral Fund is positive absolute returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Core Plus Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional and Investment Class shares, respectively.  The Convergence Opportunities Fund became effective November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  As of the date of this report, the Investment Class shares of the Convergence Opportunities Fund have not commenced operations.  The Convergence Market Neutral Fund became effective January 29, 2016 and commenced operations on January 29, 2016 for the Institutional Class shares.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange or the latest sales price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)) for the day such security is being valued.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Demand notes and repurchase agreements are valued at cost.  If cost does not represent current market value, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2016:

Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$213,414,494	$—	$—	$213,414,494
Real Estate
Investment Trusts	9,655,479	—	—	9,655,479
Short-Term Investments	1,494,734	—	—	1,494,734
Investments Purchased
with Proceeds from
Securities Lending	7,247,673	—	—	7,247,673
Total Assets	$231,812,380	$—	$—	$231,812,380
Liabilities:
Securities Sold Short	$(56,484,702)	$—	$—	$(56,484,702)

Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$94,373,285	$—	$—	$94,373,285
Real Estate
Investment Trusts	10,618,259	—	—	10,618,259
Short-Term Investments	1,767,707	—	—	1,767,707
Investments Purchased
with Proceeds from
Securities Lending	4,657,142	—	—	4,657,142
Total Assets	$111,416,393	$—	$—	$111,416,393
Liabilities:
Securities Sold Short	$(29,285,412)	$—	$—	$(29,285,412)

Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$12,328,159	$—	$—	$12,328,159
Real Estate
Investment Trusts	1,242,859	—	—	1,242,859
Short-Term Investments	1,512,908	—	—	1,512,908
Investments Purchased
with Proceeds from
Securities Lending	240,634	—	—	240,634
Total Assets	$15,324,560	$—	$—	$15,324,560
Liabilities:
Securities Sold Short	$(10,569,767)	$—	$—	$(10,569,767)

(1)	See the Schedule of Investments for Industry classifications.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

The Funds did not hold any investments during the period ended May 31, 2016 with significant unobservable inputs which would be classified as Level 3.  During the period ended May 31, 2016, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.  The Funds did not hold financial derivative instruments during the reporting period.

(b) Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The Funds also continue to receive dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of the loaned securities. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

As of and during the period ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the Funds did not incur any interest or penalties.

(e) Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(h) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the applicable Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (12b-1) fees are expensed at 0.25% of average daily net assets of the Investment Class shares of each Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (REITs) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years ended November 30, 2015 and November 30, 2014 was as follows:

Convergence Core Plus Fund
	November 30, 2015	November 30, 2014
Ordinary Income	$856,141	$18,990,728
Long-Term Capital Gain	$—	$7,226,018

Convergence Opportunities Fund
	November 30, 2015	November 30, 2014
Return of Capital	$—	$11,670

The Convergence Core Plus Fund designated as short-term and long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2015. The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction. The amount designated as short-term and long-term capital gain for the fiscal years ended November 30, 2015 and 2014 were as follows:

Convergence Core Plus Fund
	November 30, 2015	November 30, 2014
Short-term	$—	$12,570
Long-term	$7,270,803	$4,339,554

Convergence Opportunities Fund
	November 30, 2015	November 30, 2014
Long-term	$316,026	$—

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

As of November 30, 2015, the components of accumulated earnings on a tax basis were as follows:
	Convergence	Convergence
	Core Plus	Opportunities
	Fund	Fund
Cost basis of investments for
federal income tax purposes(1)	$274,096,254	$109,012,928
Gross tax unrealized appreciation	$38,208,796	$10,781,500
Gross tax unrealized depreciation	(3,529,302)	(4,292,026)
Net tax unrealized appreciation	34,679,494	6,489,474
Undistributed ordinary income	756,730	—
Undistributed long-term capital gain	14,118,896	785,805
Total distributable earnings	14,875,626	785,805
Other accumulated losses	8,453,724	1,334,583
Total accumulated gains	$58,008,844	$8,609,862

(1) Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, distributions designated and straddle adjustments for the Funds.

At November 30, 2015, the Convergence Opportunities Fund deferred, on a tax basis, post-October losses of $777,877.

The Convergence Opportunities Fund utilized $48,736 of short-term capital loss carryover in the fiscal year 2015.

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Convergence	Convergence
	Core Plus	Opportunities
	Fund	Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$2,532,821	$514,900
Accumulated Undistributed Net
Realized Gain/(Loss)	$(9,797,874)	$(352,725)
Paid-In Capital	$7,265,053	$(162,175)

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Convergence Core Plus Fund
Institutional Class	March 30, 2017	1.50%
Investment Class	March 30, 2017	1.75%
Convergence Opportunities Fund
Institutional Class	March 30, 2017	1.50%
Convergence Market Neutral Fund
Institutional Class	January 29, 2019	1.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. During the period ended May 31, 2016, there were no expense recoupments by the Adviser from the Funds.  As of the date of this report, there were no prior waivers subject to recoupment from the Convergence Core Plus Fund and Convergence Opportunities Fund.  The following table details the remaining waived or reimbursed expenses for the Convergence Market Neutral Fund subject to potential recovery expiring by:

May 31, 2019	75,919

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Convergence Core Plus Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution and service fee of 0.25% of the Convergence Core Plus Fund’s average daily net assets of Investment Class shares for services to prospective shareholders and distribution of shares.  During the period ended May 31, 2016, the Convergence Core Plus Fund accrued expenses of $10,065 pursuant to the 12b-1 Plan.  As of May 31, 2016, the Distributor was owed fees of $9,553 pursuant to the 12b-1 Plan.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended May 31, 2016, and owed as of May 31, 2016 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$110,459	$41,182
Convergence Opportunities Fund	$43,923	$14,646
Convergence Market Neutral Fund	$24,909	$16,044

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended May 31, 2016, and owed as of May 31, 2016 are as follows:

Fund Accounting	Incurred	Owed
Convergence Core Plus Fund	$50,376	$17,445
Convergence Opportunities Fund	$23,402	$8,261
Convergence Market Neutral Fund	$13,365	$7,073

Transfer Agency	Incurred	Owed
Convergence Core Plus Fund	$51,911	$18,085
Convergence Opportunities Fund	$17,651	$4,527
Convergence Market Neutral Fund	$17,817	$13,369

Custody	Incurred	Owed
Convergence Core Plus Fund	$15,745	$8,451
Convergence Opportunities Fund	$11,960	$3,475
Convergence Market Neutral Fund	$5,989	$2,632

The Funds each have a line of credit with US Bank (see Note 10).

The Funds have entered into a securities lending agreement with US Bank (see Note 11).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

	The Trust’s Chief Compliance Officer is also an employee of USBFS. Each Funds’ allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2016, and owed as of May 31, 2016 are as follows:
		Incurred	Owed
	Convergence Core Plus Fund	$4,464	$2,054
	Convergence Opportunities Fund	$3,752	$1,255
	Convergence Market Neutral Fund	$3,982	$2,732

(7)	Capital Share Transactions

	Transactions in shares of the Funds were as follows:

Convergence Core Plus – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares sold	957,109	2,957,609
Shares reinvested	688,624	37,993
Shares redeemed	(3,902,391)	(8,354,325)
Net decrease	(2,256,658)	(5,358,723)

Convergence Core Plus Fund – Investment Class

	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares sold	64,664	422,322
Shares reinvested	35,423	136
Shares redeemed	(244,503)	(271,884)
Net decrease	(144,416)	150,574

Convergence Opportunities Fund – Institutional Class
	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Shares sold	797,683	3,064,434
Shares reinvested	72,501	—
Shares redeemed	(1,180,089)	(1,805,713)
Net decrease	(309,905)	1,258,721

Convergence Market Neutral Fund – Institutional Class

Period Ended
May 31, 2016
Shares sold	1,169,033
Shares issued from
transfer in-kind (See Note 8)	249,504
Shares reinvested	—
Shares redeemed	(28,032)
Net increase	1,390,505

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities transferred in-kind disclosed below, and securities sold short, for the Funds for the period ended May 31, 2016 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence Core	Convergence	Convergence Market
	Plus Fund	Opportunities Fund	Neutral Fund
Purchases	$368,729,956	$170,548,101	$21,975,956
Sales	$(438,857,784)	$(175,841,520)	$(12,267,026)

Convergence Market Neutral Fund

On January 29, 2016, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer in-Kind”) for a net transfer in-kind of $575,962.  This was comprised of investments with a fair value as of January 29, 2016 of $2,495,039, which were effectively transferred in the Fund as of that date.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  At May 31, 2016, National Financial Services, LLC, for the benefit of others, held 50.62% of the Convergence Core Plus Fund’s outstanding Institutional Class shares.  At May 31, 2016, TD Ameritrade Inc. and Charles Schwab & Co., Inc., for the benefit of others, held 54.66% and 25.56%, respectively, of the Convergence Core Plus Fund’s outstanding Investment Class shares.  At May 31, 2016, National Financial Services, LLC, for the benefit of others, held 73.42% of the Convergence Opportunities Fund’s outstanding Institutional Class shares.  At May 31, 2016, National Financial Services, LLC, for the benefit of others, held 86.68% of the Convergence Market Neutral Fund’s outstanding Institutional Class shares.

(10)	Line of Credit

The Convergence Core Plus Fund and Convergence Opportunities Fund each have a line of credit in the amount of the lessor of $13,000,000 and $5,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Core Plus Fund and Convergence Opportunities Fund, which all mature on August 12, 2016. These unsecured lines of credit are intended to provide short-term financing, if necessary and subject to certain restrictions, in connection with shareholder redemptions. Interest was accrued at the prime rate of 3.25% through December 16, 2015 and 3.50% thereafter. The credit facility is with the Funds’ custodian, US Bank. The following table provides information regarding usage of the lines of credit for the period ended May 31, 2016. There was no outstanding balances on the lines of credit as of May 31, 2016.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2016 (Unaudited)

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Convergence
Core Plus Fund	13	$870,000	$1,100	$1,545,000	1/26/2016
Convergence
Opportunities Fund	25	$143,080	$ 357	$ 259,000	2/17/2016

* Interest expense is included within interest and broker expenses on the Statement of Operations.

(11)	Securities Lending

The Funds hold shares of the First American Government Obligations Fund as cash collateral, which is a registered money market fund whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. It primarily invests in U.S. government securities and repurchase agreements collateralized by such obligations.

At May 31, 2016, the aggregate market value of loaned securities and the value of the cash collateral the Funds received were as follows:

	Loaned
	Securities	Value of Cash	% of
	Market Value	Collateral	Net Assets
Convergence Core Plus Fund	$7,106,104	$7,247,673	4.16%
Convergence Opportunities Fund	4,508,004	4,657,142	5.81%
Convergence Market Neutral Fund	232,928	240,634	1.75%

CONVERGENCE MARKET NEUTRAL FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 22, 2015 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Convergence Market Neutral Fund (the “Fund”), a series of the Trust, and Convergence Investment Partners, LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Agreement; (4) the fact that the Adviser agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the October 22, 2015 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Trustees noted that Mr. David Schulz, President of the Adviser, had attended the meeting of the Trustees held on January 21, 2015 to report on various performance, marketing, compliance and operations of the Convergence Core Plus Fund and Convergence Opportunities Fund, separate series of the Trust also managed by the Adviser. The Board then noted that it had approved the preliminary registration statement for the Fund at a special meeting of the Board held on September 30, 2015, at which time the Trustees were provided with information concerning the Fund’s investment objective and strategies which would be applied by the Adviser to select and manage investments for the Fund.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post- effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance

CONVERGENCE MARKET NEUTRAL FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

program and the Adviser’s marketing goals and its commitment to the growth of Fund assets based upon information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser, which were included in the Meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees, in consultation with their independent counsel, reviewed a summary of the Adviser’s policies and procedures and compliance program as prepared by the Adviser, and were assured by the Trust’s CCO that the Adviser’s policies and procedures and compliance program were compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services to be provided by the Adviser, the Trustees reviewed the investment management experience of Mr. David J. Abitz, who would serve as the Fund’s portfolio manager.  The Trustees noted that Mr. Abitz is supported by Mr. Jonathan G. Franklin, Mr. Todd Hanson and Mr. Justin Neuberg.  The Trustees also reviewed the Adviser’s performance for a composite of separately managed accounts that are managed using substantially similar strategies to those of the Fund, compared to benchmark indexes (the HFRX Market Neutral Index and the S&P 500 Index).  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Fund’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed statistical information and other materials provided in the Meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to a peer group of U.S. open-end market neutral funds, as compiled by Morningstar Direct, which had been included in the Meeting materials.  The Board considered the Fund’s proposed management fee of 1.00%, noting that the fee fell in the second quartile for its peer group, below the peer group average fee of 1.10%, which also fell in the second quartile.  The Board further noted that the Adviser had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.50% of the Fund’s average annual assets for Institutional Class shares, which put the Fund’s net expense ratio into the third quartile, above the peer group average of 1.28%, which is net of any applicable Rule 12b-1 fees and which fell in the second quartile.  The Trustees also considered the overall profitability of the Adviser that may result from its management of the Fund, reviewing the Adviser’s financial information, including a pro forma income statement for the Fund, and noting that the Adviser may need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the

CONVERGENCE MARKET NEUTRAL FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization anticipated by the Adviser.

The Trustees concluded that the Fund’s expenses and the fees to be paid to the Adviser were fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the Fund by the Adviser.  The Trustees noted, based on a pro-forma profitability analysis prepared by the Adviser, that the Adviser’s profit to be realized from sponsoring the Fund was not excessive and that the Adviser maintained adequate profit levels to support its provision of advisory services to the Fund from the revenues of its overall investment advisory business, despite the anticipated subsidies to support the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed management fees and the Fund’s expenses.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2015, the Convergence Core Plus Fund and the Convergence Opportunities Fund designated 69.29% and 0.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2015, 67.81% and 0.00% of dividends paid from net ordinary income for the Convergence Core Plus Fund and the Convergence Opportunities Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2015. The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deductions the amounts designated as short-term and long-term capital gains were as follows:

	Convergence Core Plus Fund	Convergence Opportunities Fund
	Year Ended November 30, 2015	Year Ended November 30, 2015
Long-term	$7,270,803	$316,026

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Independent Trustees

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Michael D.	Trustee	Indefinite	Professor and	36	Independent
Akers, Ph.D		Term; Since	Chair, Department		Trustee, USA
615 E. Michigan St.		August 22,	of Accounting,		MUTUALS
Milwaukee, WI 53202		2001	Marquette		(an open-end
Age: 61			University		investment
			(2004–present).		company with
five portfolios).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	36	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 59		2001	(1986–present).		(an open-end
investment
company with
five portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	36	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 72		2009	Administrative Officer		fund complex
			(“CAO”) and Chief		(two closed-end
			Compliance Officer		investment
			(“CCO”), Granite		companies);
			Capital International		Independent
			Group, L.P. (an		Trustee, Gottex
			investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	36	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 54		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
five portfolios).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 58	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President, U.S.
Milwaukee, WI 53202	Officer, Vice	Since	Bancorp Fund
Age: 56	President	July 1,	Services, LLC
	and Anti-	2014	(January 2014–
	Money		present); CCO
	Laundering		(2003–2013)
	Officer		and Senior
Vice President,
Ariel Investments,
LLC (2010–2013);
Vice President
Ariel Investments,
LLC (2003–2010).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 34		2015	Services, LLC
(April 2012–
present); Research
Associate, Vista360,
LLC (May 2010–
April 2012).

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		July 21,	Bancorp Fund
Age: 34		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		January 22,	Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 28		2015	(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 28		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 6, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  August 4, 2016

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date  August 4, 2016

* Print the name and title of each signing officer under his or her signature.